UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-03334

CALVERT SOCIAL INVESTMENT FUND
(Exact name of registrant as specified in charter)

4550 Montgomery Avenue
Suite 1000N
Bethesda, Maryland 20814
(Address of Principal Executive Offices)

William M. Tartikoff, Esq.
4550 Montgomery Avenue
Suite 1000N
Bethesda, Maryland 20814
(Name and Address of Agent for Service)

Registrant's telephone number, including area code: (301) 951-4800
Date of fiscal year end: September 30
Date of reporting period: First quarter ended December 31, 2014

Item 1. Schedule of Investments.

CALVERT SOCIAL INVESTMENT FUND BALANCED PORTFOLIO
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2014

EQUITY SECURITIES - 63.1%	SHARES	VALUE
Aerospace & Defense - 0.3%
B/E Aerospace, Inc.*	31,425	$1,823,278
KLX, Inc.*	1	21
		1,823,299

Air Freight & Logistics - 3.5%
FedEx Corp.	99,498	17,278,823
United Parcel Service, Inc., Class B	60,597	6,736,568
		24,015,391

Automobiles - 1.3%
Toyota Motor Corp. (ADR)	71,559	8,979,223

Banks - 2.9%
JPMorgan Chase & Co.	36,704	2,296,936
Wells Fargo & Co.	327,168	17,935,350
		20,232,286

Beverages - 0.4%
PepsiCo, Inc.	31,796	3,006,630

Biotechnology - 2.9%
Amgen, Inc.	108,406	17,267,992
Gilead Sciences, Inc.*	27,985	2,637,866
		19,905,858

Capital Markets - 0.3%
Franklin Resources, Inc.	34,820	1,927,983

Communications Equipment - 1.7%
Cisco Systems, Inc.	346,905	9,649,162
QUALCOMM, Inc.	31,760	2,360,721
		12,009,883

Consumer Finance - 2.0%
American Express Co.	23,146	2,153,504
Capital One Financial Corp. (s)	142,415	11,756,358
		13,909,862

Diversified Financial Services - 0.4%
Moody's Corp.	27,805	2,663,997

Diversified Telecommunication Services - 0.2%
BT Group plc (ADR)	26,561	1,646,516

Electronic Equipment & Instruments - 0.3%
Jabil Circuit, Inc.	81,772	1,785,083

Energy Equipment & Services - 1.5%
Exterran Holdings, Inc.	77,346	2,519,933
National Oilwell Varco, Inc.	121,039	7,931,685
		10,451,618

Food & Staples Retailing - 1.4%
Costco Wholesale Corp.	15,116	2,142,693
CVS Health Corp.	75,298	7,251,950
		9,394,643

Food Products - 2.2%
Kellogg Co.	174,053	11,390,028
McCormick & Co., Inc.	27,767	2,063,088
The Hershey Co.	19,985	2,077,041
		15,530,157

Health Care Equipment & Supplies - 5.1%
Becton Dickinson and Co.	38,309	5,331,080
DENTSPLY International, Inc.	37,142	1,978,554
Halyard Health, Inc.*	9,291	422,462
Medtronic, Inc.	232,520	16,787,944
St. Jude Medical, Inc.	144,527	9,398,591
The Cooper Co.'s, Inc.	10,907	1,767,916
		35,686,547

Health Care Providers & Services - 3.2%
Express Scripts Holding Co.*	30,659	2,595,897
HCA Holdings, Inc.*	48,880	3,587,303
McKesson Corp.	62,064	12,883,245
Mednax, Inc.*	27,198	1,798,060
Quest Diagnostics, Inc.	17,880	1,199,033
		22,063,538

Hotels, Restaurants & Leisure - 0.3%
Starbucks Corp.	27,975	2,295,349

Household Products - 1.6%
Kimberly-Clark Corp.	74,334	8,588,550
The Procter & Gamble Co.	27,465	2,501,787
		11,090,337

Industrial Conglomerates - 1.3%
Danaher Corp.	106,167	9,099,574

Insurance - 3.1%
Aflac, Inc.	30,922	1,889,025
Allianz SE (ADR)	106,474	1,764,274
American Financial Group, Inc.	188,042	11,417,911
Prudential Financial, Inc.	9,050	818,663
The Travelers Co.'s, Inc.	55,119	5,834,346
		21,724,219

Internet Software & Services - 0.9%
Akamai Technologies, Inc.*	49,160	3,095,114
Google, Inc.:
Class A*	3,111	1,650,883
Class C*	3,111	1,637,630
		6,383,627

IT Services - 3.3%
DST Systems, Inc.	84,463	7,952,191
International Business Machines Corp.	9,040	1,450,377
Visa, Inc.	11,949	3,133,028
Western Union Co.	584,493	10,468,270
		23,003,866

Machinery - 3.0%
Cummins, Inc.	56,030	8,077,845
Deere & Co.	84,643	7,488,366
Dover Corp.	73,139	5,245,529
		20,811,740

Media - 6.5%
DIRECTV*	138,613	12,017,747
Omnicom Group, Inc.	115,379	8,938,411
Time Warner Cable, Inc.	78,003	11,861,136
Time Warner, Inc.	97,623	8,338,957
Viacom, Inc., Class B	56,802	4,274,351
		45,430,602

Multiline Retail - 0.4%
Target Corp.	33,701	2,558,243

Oil, Gas & Consumable Fuels - 0.7%
Denbury Resources, Inc.	602,460	4,898,000

Pharmaceuticals - 3.1%
Johnson & Johnson	149,417	15,624,536
Roche Holding AG (ADR)	171,637	5,833,942
		21,458,478

Professional Services - 0.4%
Manpowergroup, Inc.	41,823	2,851,074

Semiconductors & Semiconductor Equipment - 0.3%
Intel Corp.	66,135	2,400,039

Software - 1.3%
Citrix Systems, Inc.*	24,594	1,569,097
Microsoft Corp.	106,608	4,951,942
Symantec Corp.	85,585	2,195,683
		8,716,722

Specialty Retail - 0.9%
The Home Depot, Inc.	45,682	4,795,240
Tiffany & Co.	10,650	1,138,059
		5,933,299

Technology Hardware, Storage & Peripherals - 4.6%
Apple, Inc.	234,762	25,913,030
EMC Corp.	95,787	2,848,705
Western Digital Corp.	30,073	3,329,081
		32,090,816

Textiles, Apparel & Luxury Goods - 1.0%
Michael Kors Holdings Ltd.*	15,125	1,135,888
Nike, Inc., Class B	47,624	4,579,048
PVH Corp.	9,015	1,155,453
		6,870,389

Venture Capital - 0.8%
Agraquest, Inc., Contingent Deferred Distribution (b)(i)*	1	64,317
BiddingForGood, Inc. (b)(i)*	14,049	—
CFBanc Corp. (b)(i)*	27,000	265,092
Community Bank of the Bay*	4,000	16,800
Consensus Orthopedics, Inc.:
Common Stock (b)(i)*	180,877	—
Series A-1, Preferred (b)(i)*	420,683	—
Series B, Preferred (b)(i)*	348,940	—

Series C, Preferred (b)(i)*	601,710	90,192
Kickboard:
Common (a)(b)(i)*	169,932	33,568
Series A, Preferred (a)(b)(i)*	1,560,476	385,328
LearnZillion, Inc.:
Series A, Preferred (b)(i)*	169,492	145,763
Series A-1, Preferred (b)(i)*	108,678	134,761
Lumni, Inc., Series B, Preferred (b)(i)*	17,265	116,366
MACH Energy:
Common (b)(i)*	20,536	344
Series A, Preferred (b)(i)*	27,977	5,630
Series B, Preferred (b)(i)*	26,575	7,308
Mobius Technologies, Inc.:
Common (b)(i)*	12,560	—
Series A-1, Preferred (b)(i)*	6,943	—
Series A-4, Preferred (b)(i)*	2,716	—
Neighborhood Bancorp (b)(i)*	10,000	—
Seventh Generation, Inc. (b)(i)*	150,222	4,086,594
Wild Planet Entertainment, Contingent Deferred Distribution (b)(i)*	1	20,920
Wind Harvest Co., Inc. (b)(i)*	8,696	—
		5,372,983

Total Equity Securities (Cost $346,435,912)		438,021,871

VENTURE CAPITAL LIMITED PARTNERSHIP INTEREST - 0.2%	ADJUSTED BASIS
Coastal Venture Partners (b)(i)*	$57,944	65,855
Commons Capital (b)(i)*	327,358	151,211
First Analysis Private Equity Fund IV (b)(i)*	225,317	786,967
GEEMF Partners (a)(b)(i)*	—	81,180
Global Environment Emerging Markets Fund (b)(i)*	—	292,126
Infrastructure and Environmental Private Equity Fund III (b)(i)*	45,123	114,297
Labrador Ventures III (b)(i)*	305,585	13,360
New Markets Growth Fund LLC (b)(i)*	225,646	—
Solstice Capital (b)(i)*	7,494	80,490

Total Venture Capital Limited Partnership Interest (Cost $1,194,466)		1,585,486

VENTURE CAPITAL DEBT OBLIGATIONS - 0.2%	PRINCIPAL AMOUNT
Rose Smart Growth Investment Fund I LP, 6.545%, 4/1/21 (b)(i)	$1,000,000	1,053,534

Total Venture Capital Debt Obligations (Cost $1,000,000)		1,053,534

ASSET-BACKED SECURITIES - 5.2%
American Credit Acceptance Receivables Trust:

1.64%, 11/15/16 (e)	43,994	44,014
2.84%, 5/15/19 (e)	545,000	549,779
2.39%, 11/12/19 (e)	400,000	401,144
American Homes 4 Rent:
2.912%, 6/17/31 (e)(r)	1,000,000	945,406
3.786%, 10/17/36 (e)	1,296,458	1,322,726
Avis Budget Rental Car Funding AESOP LLC, 3.04%, 3/20/19 (e)	1,050,000	1,066,786
CAL Funding II Ltd.:
3.47%, 10/25/27 (e)	195,833	196,896
3.35%, 3/27/28 (e)	1,402,500	1,398,044
California Republic Auto Receivables Trust, 1.18%, 8/15/17 (e)	177,735	178,100
Capital Automotive REIT, 3.66%, 10/15/44 (e)	1,000,000	995,385
Carfinance Capital Auto Trust, 3.15%, 8/15/19 (e)	750,000	760,429
CKE Restaurant Holdings, Inc., 4.474%, 3/20/43 (e)	1,579,423	1,601,629
CLI Funding V LLC, 3.29%, 6/18/29 (e)	758,786	755,372
Cronos Containers Program Ltd., 3.81%, 9/18/27 (e)	232,500	232,609
CV Mortgage Loan Trust, 4.311%, 12/25/43 (e)(r)	325,671	331,948
Dell Equipment Finance Trust, 1.80%, 6/22/20 (e)	850,000	849,402
Element Rail Leasing I LLC:
2.299%, 4/19/44 (e)	270,679	268,185
3.668%, 4/19/44 (e)	600,000	606,019
4.406%, 4/19/44 (e)	700,000	699,254
Exeter Automobile Receivables Trust, 1.49%, 11/15/17 (e)	330,609	331,012
Ford Credit Auto Owner Trust/Ford Credit, 2.41%, 11/15/25 (e)	400,000	402,314
FRS I LLC, 3.08%, 4/15/43 (e)	778,055	775,409
GLC Trust, 3.00%, 7/15/21 (e)	658,295	655,135
Global SC Finance II SRL, 2.98%, 4/17/28 (e)	1,658,333	1,641,863
Invitation Homes Trust:
1.60%, 12/17/30 (e)(r)	100,000	98,551
3.912%, 6/17/31 (e)(r)	800,000	776,106
MVW Owner Trust, 2.15%, 4/22/30 (e)	306,426	306,464
Oak Hill Advisors Residential Loan Trust, 4.00%, 4/25/54 (e)(r)	400,000	387,296
OneMain Financial Issuance Trust, 2.43%, 6/18/24 (e)	1,990,000	1,989,960
SBA Tower Trust, 3.869%, 10/15/49 (e)	1,000,000	1,017,307
Sierra Timeshare Receivables Funding LLC:
2.70%, 10/20/30 (e)	291,535	289,871
2.40%, 6/20/31 (e)	1,191,376	1,189,681
2.80%, 10/20/31 (e)	464,812	462,055
SoFi Professional Loan Program LLC, 2.55%, 8/27/29 (e)	1,100,000	1,099,178
SolarCity LMC:
Series I LLC, 4.80%, 11/20/38 (e)	910,403	952,863
Series II LLC, 4.59%, 4/20/44 (e)	578,492	599,533
Series III LLC, 4.02%, 7/20/44 (e)	900,000	904,318
Series III LLC, 5.44%, 7/20/44 (e)	1,000,000	1,022,500
STORE Master Funding LLC, 4.21%, 4/20/44 (e)	1,096,792	1,120,044
SVO VOI Mortgage LLC, 2.00%, 9/20/29 (e)	502,357	499,497

SWAY Residential Trust, 4.457%, 1/17/20 (e)(r)	700,000	703,123
TAL Advantage V LLC:
2.83%, 2/22/38 (e)	441,000	436,071
3.55%, 11/20/38 (e)	535,000	541,530
4.625%, 11/20/38 (e)	2,050,833	2,064,984
3.51%, 2/22/39 (e)	962,500	966,805
3.33%, 5/20/39 (e)	673,777	673,315
3.97%, 5/20/39 (e)	188,333	184,753
TOP-RE, 3.47%, 11/20/28 (e)	147,131	147,206
United Auto Credit Securitization Trust, 2.22%, 12/15/17 (e)	150,000	150,343
VOLT XXVII LLC, 3.125%, 8/27/57 (e)(r)	597,810	596,976

Total Asset-Backed Securities (Cost $36,182,792)		36,189,190

COLLATERALIZED MORTGAGE-BACKED OBLIGATIONS (PRIVATELY ORIGINATED) - 0.8%
CAM Mortgage Trust, 2.60%, 5/15/48 (e)(r)	506,917	506,869
Fannie Mae Connecticut Avenue Securities:
CAS 2014-C02 1M2, 2.77%, 5/25/24 (r)	1,200,000	1,049,347
CAS 2014-C02 2M2, 2.77%, 5/25/24 (r)	200,000	176,151
CAS 2014-C03 1M2, 3.17%, 7/25/24 (r)	100,000	90,335
CAS 2014-C03 2M2, 3.07%, 7/25/24 (r)	700,000	626,779
Freddie Mac Structured Agency Credit Risk Debt Notes:
1.605%, 11/25/23 (r)	792,193	789,865
4.27%, 8/25/24 (r)	500,000	471,246
4.72%, 10/25/24 (r)	400,000	394,474
4.92%, 10/25/24 (r)	200,000	197,561
Springleaf Mortgage Loan Trust, 1.57%, 12/25/59 (e)(r)	238,663	238,487
VML LLC, 3.875%, 4/25/54 (e)(r)	595,527	592,550

Total Collateralized Mortgage-Backed Obligations (Privately Originated) (Cost $5,398,503)		5,133,664

COMMERCIAL MORTGAGE-BACKED SECURITIES - 2.4%
CDGJ Commercial Mortgage Trust, 2.00%, 12/15/27 (e)(r)	800,000	800,260
COMM Mortgage Trust, 2.158%, 6/8/30 (e)(r)	950,000	950,361
COMM SAVA Mortgage Trust, 3.261%, 6/15/34 (e)(r)	500,000	500,317
Commercial Mortgage Pass Through Certificates:
2.509%, 6/11/27 (e)(r)	800,000	795,302
3.25%, 11/27/28 (e)(r)	163,820	164,664
EQTY INNS Mortgage Trust, 3.608%, 5/8/31 (e)(r)	1,100,000	1,102,286
Extended Stay America Trust:
3.604%, 12/5/31 (e)	820,000	837,645
3.902%, 12/5/31 (e)	300,000	304,193
GS Mortgage Securities Trust, 3.79%, 1/10/31 (e)	400,000	385,406
Hilton USA Trust:
2.907%, 11/5/30 (e)(r)	339,985	340,003

3.714%, 11/5/30 (e)	400,000	404,209
5.222%, 11/5/30 (e)(r)	700,000	717,194
JP Morgan Chase Commercial Mortgage Securities Trust:
3.771%, 6/10/27 (e)	550,000	564,736
3.805%, 6/10/27 (e)(r)	400,000	403,950
3.761%, 6/15/29 (e)(r)	900,000	888,377
1.311%, 4/15/30 (e)(r)	550,000	549,421
4.159%, 12/15/47 (r)	1,000,000	955,492
Morgan Stanley Capital I Trust:
2014-CPT F, 3.446%, 7/13/29 (e)(r)	410,000	389,314
2014-CPT G, 3.446%, 7/13/29 (e)(r)	280,000	258,404
Motel 6 Trust, 2.743%, 10/5/25 (e)	1,550,000	1,544,146
ORES NPL LLC:
6.00%, 3/27/24 (e)	600,000	599,159
3.081%, 9/25/25 (e)	177,565	177,565
PFP III Ltd., 1.331%, 6/14/31 (e)(r)	486,174	484,732
VFC LLC, 2.75%, 7/20/30 (e)	396,946	397,003
WFLD Mortgage Trust, 3.755%, 8/10/31 (e)(r)	850,000	863,005
WFRBS Commercial Mortgage Trust:
3.497%, 8/15/47 (e)	530,000	441,374
4.234%, 8/15/47 (r)	530,000	532,461

Total Commercial Mortgage-Backed Securities (Cost $16,337,108)		16,350,979

CORPORATE BONDS - 20.6%
AerCap Ireland Capital Ltd. / AerCap Global Aviation Trust, 2.75%, 5/15/17 (e)	1,200,000	1,176,000
Agilent Technologies, Inc., 3.20%, 10/1/22	600,000	584,935
Alliance Mortgage Investments, Inc., 12.61%, 6/1/10 (b)(r)(x)*	385,345	—
Ally Financial, Inc., 4.625%, 6/26/15	1,500,000	1,511,250
Amazon.com, Inc., 3.80%, 12/5/24	600,000	614,712
America Movil SAB de CV:
2.375%, 9/8/16	350,000	354,802
1.241%, 9/12/16 (r)	500,000	503,576
American Express Centurion Bank, 0.687%, 11/13/15 (r)	1,600,000	1,602,822
American Honda Finance Corp., 1.60%, 2/16/18 (e)	500,000	497,566
American Tower Corp., 3.45%, 9/15/21	600,000	589,884
Amgen, Inc.:
3.625%, 5/22/24	75,000	76,233
5.15%, 11/15/41	800,000	901,720
Apple, Inc.:
3.45%, 5/6/24	300,000	314,179
3.85%, 5/4/43	800,000	800,578
AT&T, Inc.:
2.95%, 5/15/16	500,000	512,624
2.375%, 11/27/18	300,000	302,324

2.30%, 3/11/19	725,000	724,239
3.875%, 8/15/21	400,000	418,523
4.35%, 6/15/45	725,000	683,497
Autodesk, Inc., 1.95%, 12/15/17	600,000	601,864
Avis Budget Car Rental LLC / Avis Budget Finance, Inc., 9.75%, 3/15/20	600,000	654,000
Bank of America Corp.:
1.271%, 1/15/19 (r)	300,000	304,262
2.60%, 1/15/19	550,000	554,277
2.65%, 4/1/19	300,000	302,200
4.125%, 1/22/24	1,700,000	1,785,264
4.00%, 4/1/24	300,000	312,368
4.20%, 8/26/24	1,200,000	1,222,470
4.25%, 10/22/26	600,000	598,653
Bank of America NA:
5.30%, 3/15/17	1,200,000	1,288,998
0.541%, 6/15/17 (r)	1,500,000	1,478,390
BB&T Corp., 2.45%, 1/15/20	1,530,000	1,523,771
Becton Dickinson and Co., 3.125%, 11/8/21	250,000	250,930
Bed Bath & Beyond, Inc., 5.165%, 8/1/44	700,000	732,400
BI-LO LLC / BI-LO Finance Corp., 8.625%, 9/15/18 (e)	500,000	375,000
Canadian National Railway Co., 1.45%, 12/15/16	150,000	151,025
Capital One Bank:
2.25%, 2/13/19	400,000	397,103
3.375%, 2/15/23	1,200,000	1,193,329
CBS Corp., 3.375%, 3/1/22	1,000,000	1,004,358
CC Holdings GS V LLC / Crown Castle GS III Corp., 2.381%, 12/15/17	600,000	605,320
CenturyLink, Inc.:
6.45%, 6/15/21	500,000	536,250
7.65%, 3/15/42	700,000	696,500
Cisco Systems, Inc., 5.50%, 1/15/40	250,000	304,644
CIT Group, Inc.:
4.75%, 2/15/15 (e)	500,000	500,375
5.25%, 3/15/18	1,975,000	2,058,937
Citigroup, Inc.:
2.50%, 9/26/18	1,600,000	1,618,694
2.55%, 4/8/19	500,000	503,288
5.50%, 9/13/25	1,420,000	1,571,237
Consolidated Edison Company of New York, Inc., 4.45%, 6/15/20	300,000	329,904
Crown Castle Towers LLC, 4.883%, 8/15/40 (e)	1,300,000	1,428,994
Cummins, Inc., 4.875%, 10/1/43	550,000	639,648
CVS Pass-Through Trust, 6.036%, 12/10/28	1,006,194	1,173,327
DDR Corp., 4.75%, 4/15/18	500,000	534,098
DIRECTV Holdings LLC / DIRECTV Financing Co., Inc., 5.15%, 3/15/42	600,000	620,016
Discover Financial Services:

3.85%, 11/21/22	750,000	763,052
3.95%, 11/6/24	300,000	301,573
Discovery Communications LLC:
3.30%, 5/15/22	1,000,000	988,768
4.875%, 4/1/43	900,000	927,919
Dr Pepper Snapple Group, Inc., 3.20%, 11/15/21	200,000	203,510
Dun & Bradstreet Corp., 3.25%, 12/1/17	600,000	616,916
DuPont Fabros Technology LP, 5.875%, 9/15/21	500,000	509,375
Eaton Corp.:
1.50%, 11/2/17	500,000	497,104
2.75%, 11/2/22	600,000	589,438
Enterprise Products Operating LLC:
4.85%, 8/15/42	200,000	207,833
4.85%, 3/15/44	300,000	312,816
7.034% to 1/15/18, floating rate thereafter to 1/15/68 (r)	1,250,000	1,371,094
EOG Resources, Inc., 2.625%, 3/15/23	600,000	575,345
ERP Operating LP, 4.625%, 12/15/21	300,000	328,203
Experian Finance plc, 2.375%, 6/15/17 (e)	600,000	604,604
Express Scripts Holding Co.:
4.75%, 11/15/21	300,000	331,066
3.50%, 6/15/24	600,000	597,895
FedEx Corp.:
2.625%, 8/1/22	600,000	587,497
3.875%, 8/1/42	300,000	289,121
Fifth Third Bancorp, 2.30%, 3/1/19	500,000	500,749
Ford Motor Co., 4.75%, 1/15/43	500,000	527,560
Ford Motor Credit Co. LLC:
3.984%, 6/15/16	700,000	724,781
4.25%, 2/3/17	200,000	210,014
2.375%, 3/12/19	250,000	248,260
1.162%, 11/4/19 (r)	600,000	600,269
2.597%, 11/4/19	300,000	298,386
5.875%, 8/2/21	700,000	810,452
3.664%, 9/8/24	600,000	601,199
Frontier Communications Corp., 6.25%, 9/15/21	1,200,000	1,206,000
General Mills, Inc., 3.15%, 12/15/21	1,500,000	1,549,746
Genworth Holdings, Inc., 4.80%, 2/15/24	1,550,000	1,256,472
Gilead Sciences, Inc., 3.70%, 4/1/24	500,000	524,416
GlaxoSmithKline Capital, Inc., 2.80%, 3/18/23	600,000	592,444
Goldman Sachs Group, Inc.:
3.625%, 2/7/16	700,000	718,241
6.15%, 4/1/18	875,000	982,117
2.55%, 10/23/19	500,000	498,174
4.00%, 3/3/24	2,200,000	2,283,928
Great River Energy, 5.829%, 7/1/17 (e)	397,397	422,728
Grupo Bimbo SAB de CV:

3.875%, 6/27/24 (e)	500,000	501,965
4.875%, 6/27/44 (e)	500,000	503,000
Harley-Davidson Financial Services, Inc., 2.70%, 3/15/17 (e)	1,100,000	1,127,120
HCA, Inc., 6.375%, 1/15/15	1,100,000	1,100,000
HCP, Inc., 3.15%, 8/1/22	600,000	590,296
Health Care REIT, Inc., 3.75%, 3/15/23	600,000	605,179
Hercules Offshore, Inc., 10.25%, 4/1/19 (e)	350,000	185,500
Home Depot, Inc.:
2.70%, 4/1/23	600,000	594,559
4.20%, 4/1/43	600,000	625,572
Host Hotels & Resorts LP, 3.75%, 10/15/23	500,000	498,724
Howard Hughes Medical Institute, 3.50%, 9/1/23	750,000	784,266
Illinois Tool Works, Inc., 3.90%, 9/1/42	300,000	302,221
Ingredion, Inc., 1.80%, 9/25/17	600,000	598,276
Intel Corp., 4.80%, 10/1/41	400,000	439,296
International Business Machines Corp.:
3.375%, 8/1/23	200,000	204,353
3.625%, 2/12/24	500,000	520,912
International Finance Corp., 0.625%, 11/15/16	125,000	124,538
JPMorgan Chase & Co.:
6.00%, 1/15/18	600,000	671,303
2.35%, 1/28/19	600,000	603,914
3.625%, 5/13/24	2,700,000	2,763,728
3.875%, 9/10/24	1,780,000	1,781,515
Kimberly-Clark Corp., 3.70%, 6/1/43	500,000	485,791
Kinder Morgan Energy Partners LP:
4.25%, 9/1/24	300,000	300,603
5.50%, 3/1/44	300,000	304,962
5.40%, 9/1/44	300,000	300,615
Laboratory Corp. of America Holdings:
2.20%, 8/23/17	600,000	605,237
4.00%, 11/1/23	250,000	256,409
Liberty Mutual Group, Inc., 4.25%, 6/15/23 (e)	1,600,000	1,648,766
Life Technologies Corp., 6.00%, 3/1/20	500,000	571,232
LL & P Wind Energy, Inc. Washington Revenue Bonds, 6.192%, 12/1/27 (e)	1,200,000	1,212,864
Lowe's Co.'s, Inc., 4.65%, 4/15/42	250,000	278,057
Masco Corp.:
5.85%, 3/15/17	600,000	643,500
6.50%, 8/15/32	350,000	357,875
Massachusetts Institute of Technology, 3.959%, 7/1/38	300,000	318,159
Mattel, Inc., 2.35%, 5/6/19	400,000	398,586
McDonald's Corp., 3.625%, 5/1/43	600,000	555,756
Medtronic, Inc., 4.625%, 3/15/45 (e)	300,000	325,197
Memorial Sloan-Kettering Cancer Center, 4.125%, 7/1/52	300,000	298,265
Methanex Corp.:

3.25%, 12/15/19	600,000	594,953
5.65%, 12/1/44	750,000	766,834
Micron Technology, Inc., 5.50%, 2/1/25 (e)	300,000	303,000
Microsoft Corp., 3.50%, 11/15/42	500,000	473,884
Morgan Stanley:
6.25%, 8/28/17	900,000	999,778
2.375%, 7/23/19	1,000,000	996,312
5.50%, 1/26/20	1,200,000	1,350,155
3.70%, 10/23/24	500,000	506,810
5.00%, 11/24/25	1,800,000	1,920,807
Nationwide Health Properties, Inc., 6.90%, 10/1/37	400,000	532,720
NBCUniversal Enterprise, Inc., 1.974%, 4/15/19 (e)	500,000	495,078
NBCUniversal Media LLC:
4.375%, 4/1/21	500,000	549,898
4.45%, 1/15/43	500,000	529,806
New York Life Global Funding, 1.65%, 5/15/17 (e)	200,000	201,522
NII Capital Corp., 7.625%, 4/1/21 (p)*	1,300,000	240,500
NIKE, Inc., 3.625%, 5/1/43	600,000	595,713
Nissan Motor Acceptance Corp.:
2.65%, 9/26/18 (e)	500,000	509,138
2.35%, 3/4/19 (e)	650,000	652,402
North American Development Bank:
2.30%, 10/10/18	900,000	911,411
2.40%, 10/26/22	600,000	581,017
NOVA Chemicals Corp., 5.00%, 5/1/25 (e)	500,000	496,250
Numericable-SFR, 6.00%, 5/15/22 (e)	500,000	502,750
NYU Hospitals Center, 4.428%, 7/1/42	500,000	506,574
OneMain Financial Holdings, Inc., 6.75%, 12/15/19 (e)	900,000	918,000
Penske Truck Leasing Co. LP / PTL Finance Corp.:
2.875%, 7/17/18 (e)	1,000,000	1,016,805
3.05%, 1/9/20 (e)	600,000	599,533
Pentair Finance SA:
1.35%, 12/1/15	600,000	600,986
1.875%, 9/15/17	600,000	599,275
PepsiCo, Inc.:
2.75%, 3/5/22	300,000	299,532
2.75%, 3/1/23	300,000	295,163
Perrigo Co. plc, 5.30%, 11/15/43	300,000	331,282
Perrigo Finance plc, 3.50%, 12/15/21	600,000	606,998
Pioneer Natural Resources Co., 5.875%, 7/15/16	1,045,000	1,109,874
PNC Bank NA, 2.70%, 11/1/22	1,000,000	957,660
ProLogis LP, 6.875%, 3/15/20	253,000	297,175
Prospect Medical Holdings, Inc., 8.375%, 5/1/19 (e)	400,000	427,000
Prudential Financial, Inc.:
3.50%, 5/15/24	500,000	508,229
4.60%, 5/15/44	500,000	526,960

Quicksilver Resources, Inc., 7.125%, 4/1/16	600,000	48,000
Regency Centers LP, 3.75%, 6/15/24	500,000	508,820
Reliance Steel & Aluminum Co., 4.50%, 4/15/23	500,000	490,028
Rockwood Specialties Group, Inc., 4.625%, 10/15/20	600,000	619,500
Rogers Communications, Inc.:
3.00%, 3/15/23	600,000	581,114
5.00%, 3/15/44	600,000	656,141
SBA Communications Corp., 4.875%, 7/15/22 (e)	200,000	192,500
SBA Tower Trust, 3.722%, 4/15/48 (e)	1,100,000	1,116,518
Southwest Airlines Co., 2.75%, 11/6/19	500,000	502,300
Spencer Spirit Holdings, Inc., 9.00%, 5/1/18 (e)	818,000	826,180
Sprint Capital Corp., 6.90%, 5/1/19	400,000	408,000
St. Jude Medical, Inc., 3.25%, 4/15/23	500,000	499,846
Stanley Black & Decker, Inc., 2.90%, 11/1/22	600,000	591,551
State Street Corp., 3.10%, 5/15/23	300,000	295,773
SunTrust Bank, 0.523%, 8/24/15 (r)	500,000	498,999
SunTrust Banks, Inc., 2.35%, 11/1/18	500,000	503,072
Sysco Corp.:
3.00%, 10/2/21	300,000	304,551
3.50%, 10/2/24	300,000	308,705
Telefonica Emisiones SAU:
3.992%, 2/16/16	600,000	617,095
3.192%, 4/27/18	600,000	617,003
Texas Instruments, Inc., 1.65%, 8/3/19	600,000	585,799
The TJX Co.'s, Inc.:
2.75%, 6/15/21	600,000	603,752
2.50%, 5/15/23	600,000	575,638
Thermo Fisher Scientific, Inc., 5.30%, 2/1/44	300,000	344,548
Thomson Reuters Corp.:
3.85%, 9/29/24	300,000	303,295
5.65%, 11/23/43	300,000	346,647
Time Warner Cable, Inc., 5.50%, 9/1/41	400,000	464,769
Time Warner, Inc.:
4.05%, 12/15/23	400,000	419,617
5.375%, 10/15/41	500,000	564,654
4.90%, 6/15/42	500,000	526,808
Tyco Electronics Group SA:
2.35%, 8/1/19	300,000	299,725
3.45%, 8/1/24	300,000	305,792
United Parcel Service, Inc., 2.45%, 10/1/22	500,000	490,154
US Bancorp, 2.95%, 7/15/22	500,000	492,887
Ventas Realty LP / Ventas Capital Corp.:
4.00%, 4/30/19	1,000,000	1,058,283
3.25%, 8/15/22	600,000	592,115
Viacom, Inc.:
3.875%, 4/1/24	1,375,000	1,380,288

5.25%, 4/1/44	500,000	528,742
Virgin Australia Trust:
6.00%, 4/23/22 (e)	1,824,514	1,876,147
5.00%, 4/23/25 (e)	358,006	366,956
Vornado Realty LP, 5.00%, 1/15/22	600,000	658,601
Wachovia Capital Trust III, 5.57%, 3/29/49 (r)	750,000	724,125
Walgreens Boots Alliance, Inc.:
1.80%, 9/15/17	600,000	600,295
3.80%, 11/18/24	500,000	509,950
Weingarten Realty Investors, 4.45%, 1/15/24	600,000	636,132
Wells Fargo & Co.:
1.15%, 6/2/17	1,000,000	994,540
4.10%, 6/3/26	600,000	613,234
Whirlpool Corp.:
3.70%, 3/1/23	500,000	507,774
3.70%, 5/1/25	500,000	506,034
Wisconsin Public Service Corp., 3.671%, 12/1/42	600,000	603,004
Yara International ASA, 7.875%, 6/11/19 (e)	500,000	595,716

Total Corporate Bonds (Cost $141,346,251)		142,742,035

FLOATING RATE LOANS(d)- 0.2%
Albertson's Holdings LLC:
4.00%, 8/25/19 (r)	500,000	496,625
4.50%, 8/25/21 (r)	500,000	499,531
BJ's Wholesale Club, Inc., 4.50%, 9/26/19 (r)	491,288	481,667

Total Floating Rate Loans (Cost $1,475,082)		1,477,823

U.S. GOVERNMENT AGENCIES AND INSTRUMENTALITIES - 0.2%
Tennessee Valley Authority, 2.875%, 9/15/24	1,500,000	1,519,173

Total U.S. Government Agencies and Instrumentalities (Cost $1,484,459)		1,519,173

MUNICIPAL OBLIGATIONS - 0.8%
Connecticut Special Tax Obligation Revenue Bonds, 5.459%, 11/1/30	400,000	472,756
Government Development Bank for Puerto Rico Revenue Bonds:
3.448%, 2/1/15	500,000	491,280
4.704%, 5/1/16	575,000	490,607
Los Angeles California Unified School District GO Bonds, 5.75%, 7/1/34	800,000	1,014,784
New York City GO Bonds, 5.206%, 10/1/31	1,275,000	1,462,349
New York City Transitional Finance Authority Future Tax Secured Revenue Bonds, 5.767%, 8/1/36	1,000,000	1,253,180
New York State Dormitory Authority Revenue Bonds, 5.289%, 3/15/33	500,000	593,145

Total Municipal Obligations (Cost $5,729,754)		5,778,101

HIGH SOCIAL IMPACT INVESTMENTS - 0.6%
Calvert Social Investment Foundation Notes, 0.25%, 7/1/17 (b)(i)(r)	4,266,666	4,193,391

Total High Social Impact Investments (Cost $4,266,666)		4,193,391

U.S. TREASURY OBLIGATIONS - 3.0%
United States Treasury Bonds, 3.125%, 8/15/44	9,140,000	9,839,777
United States Treasury Notes:
1.00%, 12/15/17	1,915,000	1,910,511
1.50%, 11/30/19	6,298,000	6,258,146
1.875%, 11/30/21	105,000	104,385
2.25%, 11/15/24	2,338,000	2,353,709

Total U.S. Treasury Obligations (Cost $20,090,569)		20,466,528

SOVEREIGN GOVERNMENT BONDS - 0.0%
Export Development Canada, 0.875%, 1/30/17	175,000	175,027
Kommunalbanken AS, 0.75%, 11/21/16 (e)	100,000	99,861

Total Sovereign Government Bonds (Cost $274,793)		274,888

TIME DEPOSIT - 2.3%
State Street Bank Time Deposit, 0.069%, 1/2/15	16,029,582	16,029,582

Total Time Deposit (Cost $16,029,582)		16,029,582

TOTAL INVESTMENTS (Cost $597,245,937) - 99.6%		690,816,245
Other assets and liabilities, net - 0.4%		3,035,383
NET ASSETS - 100%		$693,851,628

FUTURES	NUMBER OF CONTRACTS	EXPIRATION DATE	UNDERLYING FACE AMOUNT AT VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
Purchased:
10 Year U.S. Treasury Notes	48	3/15	$6,086,250	($9,360)
30 Year U.S. Treasury Bonds	45	3/15	6,505,313	138,758
Ultra U.S. Treasury Bonds	11	3/15	1,817,063	57,268
Total Purchased				$186,666

Sold:
2 Year U.S. Treasury Notes	22	3/15	$4,809,063	$8,536
5 Year U.S. Treasury Notes	230	3/15	27,353,828	54,071
Total Sold				$62,607

(a) Affiliated company.
(b) This security was valued under the direction of the Board of Trustees. See Note A.
(d) Remaining maturities of floating rate loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty. Floating rate loans generally pay interest at rates which are periodically re-determined at a margin above the London InterBank Offered Rate (“LIBOR”) or other short-term rates. The rate shown is the rate in effect at period end. Floating rate loans are generally considered restrictive in that the Fund is ordinarily contractually obligated to receive consent from the Agent Bank and/or Borrower prior to disposition of a floating rate loan.

(e) Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(i) Restricted securities represent 1.8% of the net assets for Balanced Portfolio.
(p) Security is in default and is no longer accruing interest.
(r) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(s) 2,500 shares of Capital One Financial Corp. held by the Balanced Portfolio have been soft segregated in order to cover outstanding commitments to certain limited partnership investments within the Portfolio. There are no restrictions on the trading of this security.

(x) Alliance Bancorp and its affiliates filed for Chapter 7 bankruptcy on July 13, 2007. This security is no longer accruing interest.

* Non-income producing security.

Abbreviations:
ADR: American Depositary Receipts
GO: General Obligation
LLC: Limited Liability Corporation
LP: Limited Partnership
plc: Public Limited Company
REIT: Real Estate Investment Trust

Restricted Securities	ACQUISITION DATES	COST
Agraquest, Inc., Contingent Deferred Distribution	8/14/12	$—
BiddingForGood, Inc., Common	6/30/03	9,141
Calvert Social Investment Foundation Notes, 0.25%, 7/1/17	7/1/14	4,266,666
CFBanc Corp.	3/14/03	270,000
Coastal Venture Partners LP	6/7/96 - 6/22/00	57,944
Commons Capital LP	2/15/01 - 12/27/11	327,358
Consensus Orthopedics, Inc.:
Common Stock	2/10/06	504,331
Series A-1, Preferred	8/19/05	4,331
Series B, Preferred	2/10/06	139,576
Series C, Preferred	2/10/06	120,342
First Analysis Private Equity Fund IV LP	2/25/02 - 7/6/11	225,317
GEEMF Partners LP	2/28/97	—
Global Environment Emerging Markets Fund LP	1/14/94 - 12/1/95	—
Infrastructure and Environmental Private Equity Fund III LP	4/16/97 - 2/12/01	45,123
Kickboard:
Common	5/23/13	—
Series A, Preferred	2/12/13 - 6/19/14	385,329
Labrador Ventures III LP	8/11/98 - 4/2/01	305,585
Learnzillion, Inc.:
Series A, Preferred	3/27/12	100,000
Series A-1, Preferred	4/23/13	134,761
Lumni, Inc., Series B, Preferred	8/8/13	116,367
MACH Energy:
Common	10/31/08	889
Series A, Preferred	5/31/02	11,426
Series B, Preferred	12/20/05	20,447
Mobius Technologies, Inc.:
Common	12/11/12	99
Series A-1, Preferred	10/18/02	9,158
Series A-4, Preferred	5/26/06	795
Neighborhood Bancorp	6/25/97	100,000
New Markets Growth Fund LLC, LP	1/8/03 - 7/18/07	225,646
Rose Smart Growth Investment Fund I LP, 6.545%, 4/1/21	4/10/06	1,000,000
Seventh Generation, Inc.	4/12/00 - 5/6/03	201,755
Solstice Capital LP	6/26/01 - 6/17/08	7,494
Wild Planet Entertainment, Contingent Deferred Distribution	5/14/14	316,724
Wind Harvest Co., Inc.	5/16/94	100,000

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

CALVERT SOCIAL INVESTMENT FUND BOND PORTFOLIO
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2014

ASSET-BACKED SECURITIES - 16.4%	PRINCIPAL AMOUNT	VALUE
American Credit Acceptance Receivables Trust:
1.64%, 11/15/16 (e)	$158,379	$158,449
2.84%, 5/15/19 (e)	1,965,000	1,982,229
2.39%, 11/12/19 (e)	1,450,000	1,454,146
American Homes 4 Rent:
2.912%, 6/17/31 (e)(r)	3,500,000	3,308,921
3.786%, 10/17/36 (e)	4,388,011	4,476,920
Avis Budget Rental Car Funding AESOP LLC, 3.04%, 3/20/19 (e)	3,700,000	3,759,152
CAL Funding II Ltd., 3.35%, 3/27/28 (e)	4,125,000	4,111,895
Capital Automotive REIT, 3.66%, 10/15/44 (e)	3,350,000	3,334,540
CKE Restaurant Holdings, Inc., 4.474%, 3/20/43 (e)	5,258,250	5,332,181
CLI Funding V LLC, 3.29%, 6/18/29 (e)	2,655,751	2,643,802
Cronos Containers Program Ltd., 3.81%, 9/18/27 (e)	852,500	852,898
CV Mortgage Loan Trust, 4.311%, 12/25/43 (e)(r)	895,595	912,857
Dell Equipment Finance Trust, 1.80%, 6/22/20 (e)	3,000,000	2,997,888
Element Rail Leasing I LLC:
2.299%, 4/19/44 (e)	992,490	983,343
3.668%, 4/19/44 (e)	1,900,000	1,919,059
4.406%, 4/19/44 (e)	2,200,000	2,197,655
FRS I LLC:
3.08%, 4/15/43 (e)	3,574,190	3,562,034
3.96%, 4/15/43 (e)	3,987,186	4,042,719
GLC II Trust, 4.00%, 12/18/20 (e)	5,143,000	5,133,228
GLC Trust, 3.00%, 7/15/21 (e)	2,221,746	2,211,082
Global SC Finance II SRL, 2.98%, 4/17/28 (e)	2,958,333	2,928,951
Invitation Homes Trust:
1.60%, 12/17/30 (e)(r)	300,000	295,654
3.912%, 6/17/31 (e)(r)	2,800,000	2,716,372
MVW Owner Trust, 2.15%, 4/22/30 (e)	1,082,270	1,082,403
Navitas Equipment Receivables LLC, 1.95%, 11/15/16 (e)	1,087,548	1,088,165
Oak Hill Advisors Residential Loan Trust, 4.00%, 4/25/54 (e)(r)	1,200,000	1,161,889
OneMain Financial Issuance Trust, 2.43%, 6/18/24 (e)	6,800,000	6,799,864
Oxford Finance Funding Trust, 3.475%, 12/15/22 (e)	2,400,000	2,387,280
SBA Tower Trust, 3.869%, 10/15/49 (e)	3,300,000	3,357,113
Sierra Timeshare Receivables Funding LLC:
2.66%, 8/20/29 (e)	1,289,421	1,296,822
2.70%, 10/20/30 (e)	1,007,122	1,001,373
2.40%, 6/20/31 (e)	3,732,978	3,727,666

2.80%, 10/20/31 (e)	1,487,397	1,478,577
SLM Private Education Loan Trust, 3.00%, 5/16/44 (e)	2,000,000	1,945,074
SoFi Professional Loan Program LLC, 2.55%, 8/27/29 (e)	3,800,000	3,797,161
SolarCity LMC:
Series I LLC, 4.80%, 11/20/38 (e)	3,641,613	3,811,450
Series III LLC, 4.02%, 7/20/44 (e)	3,200,000	3,215,354
Series III LLC, 5.44%, 7/20/44 (e)	3,200,000	3,272,000
Spirit Master Funding LLC, 4.629%, 1/20/45 (e)	5,000,000	5,044,000
SpringCastle America Funding LLC, 5.59%, 10/25/33 (e)	900,000	900,360
STORE Master Funding LLC, 4.21%, 4/20/44 (e)	3,888,625	3,971,064
SVO VOI Mortgage LLC, 2.00%, 9/20/29 (e)	2,841,131	2,824,957
SWAY Residential Trust:
1.457%, 1/17/20 (e)(r)	5,000,000	4,985,620
4.457%, 1/17/20 (e)(r)	2,500,000	2,511,155
TAL Advantage V LLC:
3.55%, 11/20/38 (e)	1,872,500	1,895,356
3.51%, 2/22/39 (e)	3,483,333	3,498,914
3.33%, 5/20/39 (e)	2,406,345	2,404,697
3.97%, 5/20/39 (e)	659,167	646,634
3.27%, 11/21/39 (e)	2,380,000	2,395,151
4.15%, 11/21/39 (e)	991,667	987,662
TOP-RE, 3.47%, 11/20/28 (e)	404,611	404,816
VOLT XXVII LLC, 3.125%, 8/27/57 (e)(r)	1,893,066	1,890,423

Total Asset-Backed Securities (Cost $134,856,005)		135,098,975

COLLATERALIZED MORTGAGE-BACKED OBLIGATIONS (PRIVATELY ORIGINATED) - 2.4%
CAM Mortgage Trust, 2.60%, 5/15/48 (e)(r)	1,647,480	1,647,323
Fannie Mae Connecticut Avenue Securities:
CAS 2014-C02 1M2, 2.77%, 5/25/24 (r)	4,200,000	3,672,715
CAS 2014-C02 2M2, 2.77%, 5/25/24 (r)	800,000	704,605
CAS 2014-C03 1M2, 3.17%, 7/25/24 (r)	400,000	361,341
CAS 2014-C03 2M2, 3.07%, 7/25/24 (r)	2,600,000	2,328,037
Freddie Mac Structured Agency Credit Risk Debt Notes:
1.605%, 11/25/23 (r)	1,663,607	1,658,718
4.405%, 11/25/23 (r)	2,000,000	2,020,010
2.355%, 9/25/24 (r)	1,000,000	976,639
4.72%, 10/25/24 (r)	1,200,000	1,183,421
4.92%, 10/25/24 (r)	600,000	592,684
JP Morgan Mortgage Trust, 2.641%, 9/25/35 (r)	929,038	925,007
Springleaf Mortgage Loan Trust, 1.57%, 12/25/59 (e)(r)	906,917	906,249
VML LLC:
2014-NPL1 A1, 3.875%, 4/25/54 (e)(r)	1,885,836	1,876,407
2014-NPL1 A2, 4.75%, 4/25/54 (e)(r)	950,000	908,865

Total Collateralized Mortgage-Backed Obligations (Privately Originated) (Cost $20,679,571)		19,762,021

COMMERCIAL MORTGAGE-BACKED SECURITIES - 6.9%
BWAY Mortgage Trust, 2.809%, 3/10/33 (e)	2,000,000	2,003,448
CDGJ Commercial Mortgage Trust, 2.00%, 12/15/27 (e)(r)	2,800,000	2,800,910
COMM Mortgage Trust, 2.158%, 6/8/30 (e)(r)	3,500,000	3,501,330
Commercial Mortgage Pass Through Certificates:
2.509%, 6/11/27 (e)(r)	2,700,000	2,684,143
3.25%, 11/27/28 (e)(r)	450,505	452,827
EQTY INNS Mortgage Trust, 3.608%, 5/8/31 (e)(r)	3,600,000	3,607,481
Extended Stay America Trust:
3.604%, 12/5/31 (e)	5,000,000	5,107,590
5.053%, 12/5/31 (e)(r)	2,800,000	2,877,837
GRACE Mortgage Trust, 3.59%, 6/10/28 (e)(r)	400,000	375,266
GS Mortgage Securities Trust, 3.79%, 1/10/31 (e)	1,400,000	1,348,920
Hilton USA Trust:
3.714%, 11/5/30 (e)	1,200,000	1,212,628
5.222%, 11/5/30 (e)(r)	3,700,000	3,790,883
JP Morgan Chase Commercial Mortgage Securities Trust:
3.771%, 6/10/27 (e)	1,750,000	1,796,888
3.805%, 6/10/27 (e)(r)	1,200,000	1,211,851
3.761%, 6/15/29 (e)(r)	3,000,000	2,961,258
1.311%, 4/15/30 (e)(r)	2,000,000	1,997,894
4.159%, 12/15/47 (r)	3,200,000	3,057,574
Morgan Stanley Capital I Trust, 3.446%, 7/13/29 (e)(r)	960,000	885,957
Motel 6 Trust, 2.743%, 10/5/25 (e)	3,350,000	3,337,347
ORES NPL LLC:
6.00%, 3/27/24 (e)	2,000,000	1,997,198
3.081%, 9/25/25 (e)	710,262	710,262
PFP III Ltd., 1.331%, 6/14/31 (e)(r)	1,701,611	1,696,560
VFC LLC, 2.75%, 7/20/30 (e)	1,389,312	1,389,509
WFLD Mortgage Trust, 3.755%, 8/10/31 (e)(r)	2,700,000	2,741,310
WFRBS Commercial Mortgage Trust:
3.497%, 8/15/47 (e)	1,780,000	1,482,352
4.234%, 8/15/47 (r)	1,780,000	1,788,266

Total Commercial Mortgage-Backed Securities (Cost $56,847,287)		56,817,489

CORPORATE BONDS - 49.7%
AerCap Ireland Capital Ltd. / AerCap Global Aviation Trust, 2.75%, 5/15/17 (e)	4,700,000	4,606,000
Agilent Technologies, Inc., 3.20%, 10/1/22	2,000,000	1,949,782
Alliance Mortgage Investments, Inc., 12.61%, 6/1/10 (b)(r)(x)*	481,681	—
Ally Financial, Inc., 4.625%, 6/26/15	2,000,000	2,015,000
Amazon.com, Inc., 3.80%, 12/5/24	2,000,000	2,049,040

America Movil SAB de CV, 4.375%, 7/16/42	1,000,000	958,000
American National Red Cross, 5.567%, 11/15/17	1,500,000	1,651,335
American Tower Corp.:
3.45%, 9/15/21	2,650,000	2,605,321
4.70%, 3/15/22	1,500,000	1,572,738
Amgen, Inc.:
3.625%, 5/22/24	350,000	355,754
5.15%, 11/15/41	900,000	1,014,435
Apple, Inc.:
3.45%, 5/6/24	1,500,000	1,570,896
3.85%, 5/4/43	2,250,000	2,251,627
AT&T, Inc.:
2.375%, 11/27/18	1,000,000	1,007,746
2.30%, 3/11/19	3,000,000	2,996,853
3.875%, 8/15/21	700,000	732,415
4.35%, 6/15/45	2,650,000	2,498,298
Avis Budget Car Rental LLC / Avis Budget Finance, Inc., 9.75%, 3/15/20	2,000,000	2,180,000
Bank of America Corp.:
2.60%, 1/15/19	800,000	806,221
2.65%, 4/1/19	1,500,000	1,511,002
4.125%, 1/22/24	5,400,000	5,670,837
4.00%, 4/1/24	400,000	416,490
4.20%, 8/26/24	4,000,000	4,074,900
4.25%, 10/22/26	3,570,000	3,561,985
Bank of America NA, 5.30%, 3/15/17	9,400,000	10,097,151
Becton Dickinson and Co., 3.125%, 11/8/21	1,475,000	1,480,490
Bed Bath & Beyond, Inc., 5.165%, 8/1/44	2,000,000	2,092,572
BI-LO LLC / BI-LO Finance Corp., 8.625%, 9/15/18 (e)	2,200,000	1,650,000
Capital One Bank:
2.25%, 2/13/19	1,000,000	992,758
3.375%, 2/15/23	4,000,000	3,977,764
CBS Corp., 3.375%, 3/1/22	2,000,000	2,008,716
CC Holdings GS V LLC / Crown Castle GS III Corp., 3.849%, 4/15/23	1,000,000	993,312
CenturyLink, Inc.:
6.45%, 6/15/21	2,000,000	2,145,000
7.65%, 3/15/42	2,600,000	2,587,000
Cisco Systems, Inc., 5.50%, 1/15/40	500,000	609,289
CIT Group, Inc.:
4.25%, 8/15/17	1,000,000	1,020,000
5.25%, 3/15/18	6,875,000	7,167,188
Citigroup, Inc.:
2.50%, 9/26/18	5,200,000	5,260,757
2.55%, 4/8/19	2,000,000	2,013,154
5.50%, 9/13/25	4,900,000	5,421,874

Consolidated Edison Company of New York, Inc., 4.45%, 6/15/20	1,675,000	1,841,962
Crown Castle Towers LLC:
5.495%, 1/15/37 (e)	3,000,000	3,175,332
4.883%, 8/15/40 (e)	2,000,000	2,198,452
Cummins, Inc., 4.875%, 10/1/43	1,500,000	1,744,494
CVS Pass-Through Trust, 6.036%, 12/10/28	2,321,985	2,707,678
DDR Corp., 4.75%, 4/15/18	3,000,000	3,204,591
Delta Air Lines Pass Through Trust, 6.75%, 5/23/17	1,000,000	1,040,000
DIRECTV Holdings LLC / DIRECTV Financing Co., Inc., 5.15%, 3/15/42	1,800,000	1,860,048
Discover Bank, 8.70%, 11/18/19	948,000	1,172,335
Discover Financial Services:
3.85%, 11/21/22	2,435,000	2,477,374
3.95%, 11/6/24	1,500,000	1,507,864
Discovery Communications LLC:
3.30%, 5/15/22	3,300,000	3,262,934
4.875%, 4/1/43	2,800,000	2,886,859
Dr Pepper Snapple Group, Inc.:
2.00%, 1/15/20	1,000,000	976,937
3.20%, 11/15/21	1,000,000	1,017,549
2.70%, 11/15/22	1,000,000	976,793
Dun & Bradstreet Corp., 3.25%, 12/1/17	800,000	822,554
DuPont Fabros Technology LP, 5.875%, 9/15/21	2,200,000	2,241,250
Eaton Corp.:
2.75%, 11/2/22	1,400,000	1,375,356
4.15%, 11/2/42	500,000	496,257
Enterprise Products Operating LLC:
4.85%, 8/15/42	1,300,000	1,350,916
7.034% to 1/15/18, floating rate thereafter to 1/15/68 (r)	8,505,000	9,328,922
EOG Resources, Inc., 2.625%, 3/15/23	1,000,000	958,909
ERP Operating LP, 4.625%, 12/15/21	1,300,000	1,422,213
Express Scripts Holding Co., 4.75%, 11/15/21	2,200,000	2,427,817
FedEx Corp., 4.10%, 4/15/43	1,000,000	994,054
Ford Motor Co., 4.75%, 1/15/43	1,500,000	1,582,680
Ford Motor Credit Co. LLC:
3.984%, 6/15/16	1,850,000	1,915,494
4.25%, 2/3/17	2,000,000	2,100,138
2.375%, 3/12/19	650,000	645,475
2.597%, 11/4/19	1,500,000	1,491,932
5.875%, 8/2/21	2,400,000	2,778,691
Genworth Holdings, Inc., 4.80%, 2/15/24	5,100,000	4,134,198
Gilead Sciences, Inc., 3.70%, 4/1/24	1,200,000	1,258,597
GlaxoSmithKline Capital, Inc.:
2.80%, 3/18/23	1,000,000	987,407
4.20%, 3/18/43	1,000,000	1,027,493
Goldman Sachs Group, Inc.:

6.15%, 4/1/18	8,225,000	9,231,896
2.55%, 10/23/19	1,200,000	1,195,618
4.00%, 3/3/24	5,500,000	5,709,820
Great River Energy, 5.829%, 7/1/17 (e)	1,059,726	1,127,273
Grupo Bimbo SAB de CV:
4.50%, 1/25/22 (e)	1,000,000	1,053,856
3.875%, 6/27/24 (e)	1,200,000	1,204,716
4.875%, 6/27/44 (e)	1,200,000	1,207,200
Health Care REIT, Inc., 3.75%, 3/15/23	2,000,000	2,017,262
Hercules Offshore, Inc., 10.25%, 4/1/19 (e)	1,600,000	848,000
Home Depot, Inc.:
2.70%, 4/1/23	2,000,000	1,981,864
4.20%, 4/1/43	2,000,000	2,085,240
Host Hotels & Resorts LP, 3.75%, 10/15/23	1,200,000	1,196,939
Illinois Tool Works, Inc., 3.90%, 9/1/42	1,000,000	1,007,402
Ingredion, Inc., 1.80%, 9/25/17	2,000,000	1,994,254
Intel Corp., 4.80%, 10/1/41	1,500,000	1,647,360
International Business Machines Corp., 3.625%, 2/12/24	2,100,000	2,187,832
International Finance Corp., 0.625%, 11/15/16	400,000	398,520
Johnson Controls, Inc., 3.625%, 7/2/24	600,000	605,238
JPMorgan Chase & Co.:
6.00%, 1/15/18	2,000,000	2,237,676
2.35%, 1/28/19	3,000,000	3,019,572
3.625%, 5/13/24	9,500,000	9,724,228
3.875%, 9/10/24	5,000,000	5,004,255
Kinder Morgan Energy Partners LP:
4.25%, 9/1/24	500,000	501,005
5.50%, 3/1/44	1,500,000	1,524,808
5.40%, 9/1/44	1,200,000	1,202,459
Laboratory Corp. of America Holdings, 4.00%, 11/1/23	3,000,000	3,076,905
Life Technologies Corp., 6.00%, 3/1/20	1,900,000	2,170,684
LL & P Wind Energy, Inc. Washington Revenue Bonds, 6.192%, 12/1/27 (e)	3,600,000	3,638,592
Lowe's Co.'s, Inc., 4.65%, 4/15/42	750,000	834,171
Masco Corp., 5.85%, 3/15/17	1,000,000	1,072,500
Massachusetts Institute of Technology, 3.959%, 7/1/38	875,000	927,963
Mattel, Inc., 2.35%, 5/6/19	1,300,000	1,295,403
McDonald's Corp., 3.625%, 5/1/43	1,500,000	1,389,390
Medtronic, Inc., 4.625%, 3/15/45 (e)	1,250,000	1,354,988
Memorial Sloan-Kettering Cancer Center, 4.125%, 7/1/52	1,250,000	1,242,770
Methanex Corp.:
3.25%, 12/15/19	1,000,000	991,588
5.65%, 12/1/44	3,500,000	3,578,561
Micron Technology, Inc., 5.50%, 2/1/25 (e)	1,000,000	1,010,000
Microsoft Corp., 3.50%, 11/15/42	1,200,000	1,137,320
Morgan Stanley:

6.25%, 8/28/17	3,500,000	3,888,024
2.375%, 7/23/19	2,000,000	1,992,624
5.50%, 1/26/20	3,500,000	3,937,952
3.70%, 10/23/24	1,800,000	1,824,516
5.00%, 11/24/25	6,800,000	7,256,382
Nationwide Health Properties, Inc., 6.90%, 10/1/37	1,600,000	2,130,882
NBCUniversal Enterprise, Inc., 1.974%, 4/15/19 (e)	1,700,000	1,683,265
NBCUniversal Media LLC:
4.375%, 4/1/21	1,700,000	1,869,655
4.45%, 1/15/43	1,700,000	1,801,342
NII Capital Corp., 7.625%, 4/1/21 (p)*	7,314,000	1,353,090
NIKE, Inc., 3.625%, 5/1/43	2,000,000	1,985,710
Nissan Motor Acceptance Corp., 2.65%, 9/26/18 (e)	2,000,000	2,036,554
North American Development Bank:
2.30%, 10/10/18	3,100,000	3,139,305
2.40%, 10/26/22	2,750,000	2,662,993
NOVA Chemicals Corp., 5.00%, 5/1/25 (e)	1,100,000	1,091,750
Numericable-SFR, 6.00%, 5/15/22 (e)	1,200,000	1,206,600
NYU Hospitals Center, 4.428%, 7/1/42	1,800,000	1,823,665
OneMain Financial Holdings, Inc., 6.75%, 12/15/19 (e)	3,000,000	3,060,000
Penske Truck Leasing Co. LP / PTL Finance Corp., 4.25%, 1/17/23 (e)	3,000,000	3,113,943
PepsiCo, Inc.:
2.75%, 3/5/22	1,000,000	998,440
2.75%, 3/1/23	500,000	491,939
Perrigo Finance plc, 3.90%, 12/15/24	1,000,000	1,018,292
Pioneer Natural Resources Co., 5.875%, 7/15/16	4,400,000	4,673,152
PNC Bank NA:
2.70%, 11/1/22	4,000,000	3,830,640
3.80%, 7/25/23	1,000,000	1,030,797
President and Fellows of Harvard College, 3.619%, 10/1/37	1,000,000	1,006,998
ProLogis LP, 6.875%, 3/15/20	794,000	932,636
Prospect Medical Holdings, Inc., 8.375%, 5/1/19 (e)	1,000,000	1,067,500
Prudential Financial, Inc.:
3.50%, 5/15/24	1,200,000	1,219,750
4.60%, 5/15/44	1,900,000	2,002,448
Quicksilver Resources, Inc., 7.125%, 4/1/16	1,000,000	80,000
Regency Centers LP, 3.75%, 6/15/24	1,800,000	1,831,750
Reliance Steel & Aluminum Co., 4.50%, 4/15/23	3,000,000	2,940,168
Rockwood Specialties Group, Inc., 4.625%, 10/15/20	2,500,000	2,581,250
Rogers Communications, Inc.:
3.00%, 3/15/23	2,000,000	1,937,048
5.00%, 3/15/44	2,000,000	2,187,138
SBA Communications Corp., 4.875%, 7/15/22 (e)	1,100,000	1,058,750
SBA Tower Trust, 3.722%, 4/15/48 (e)	4,150,000	4,212,316
Simon Property Group LP, 4.125%, 12/1/21	1,000,000	1,087,816

Southwest Airlines Co., 2.75%, 11/6/19	1,100,000	1,105,061
Spencer Spirit Holdings, Inc., 9.00%, 5/1/18 (e)	3,273,000	3,305,730
Sprint Capital Corp., 6.90%, 5/1/19	1,150,000	1,173,000
St. Jude Medical, Inc., 3.25%, 4/15/23	1,200,000	1,199,629
State Street Corp., 3.10%, 5/15/23	1,500,000	1,478,866
SunTrust Banks, Inc., 2.35%, 11/1/18	1,200,000	1,207,372
Sysco Corp.:
4.35%, 10/2/34	1,000,000	1,076,586
4.50%, 10/2/44	500,000	542,337
Telefonica Emisiones SAU, 3.192%, 4/27/18	2,000,000	2,056,678
The TJX Co.'s, Inc.:
2.75%, 6/15/21	2,000,000	2,012,506
2.50%, 5/15/23	2,000,000	1,918,792
Thermo Fisher Scientific, Inc.:
4.15%, 2/1/24	800,000	843,670
5.30%, 2/1/44	500,000	574,248
Thomson Reuters Corp.:
3.85%, 9/29/24	500,000	505,492
5.65%, 11/23/43	500,000	577,745
Time Warner Cable, Inc., 5.50%, 9/1/41	2,250,000	2,614,327
Time Warner, Inc.:
4.05%, 12/15/23	1,000,000	1,049,043
5.375%, 10/15/41	2,650,000	2,992,669
5.35%, 12/15/43	1,000,000	1,135,776
Tyco Electronics Group SA:
2.35%, 8/1/19	500,000	499,542
3.50%, 2/3/22	1,000,000	1,032,686
3.45%, 8/1/24	500,000	509,652
US Bancorp, 2.95%, 7/15/22	1,200,000	1,182,929
Ventas Realty LP / Ventas Capital Corp.:
4.00%, 4/30/19	2,000,000	2,116,566
4.25%, 3/1/22	3,000,000	3,152,160
3.25%, 8/15/22	1,000,000	986,858
Viacom, Inc.:
3.875%, 4/1/24	1,750,000	1,756,730
4.50%, 2/27/42	1,500,000	1,462,376
Virgin Australia Trust:
6.00%, 4/23/22 (e)	6,146,873	6,320,830
5.00%, 4/23/25 (e)	1,253,019	1,284,345
Vodafone Group plc, 4.375%, 2/19/43	1,200,000	1,169,504
Vornado Realty LP, 5.00%, 1/15/22	1,500,000	1,646,502
Wachovia Capital Trust III, 5.57%, 3/29/49 (r)	4,250,000	4,103,375
Walgreens Boots Alliance, Inc.:
3.10%, 9/15/22	1,000,000	987,898
3.80%, 11/18/24	2,000,000	2,039,800
Weingarten Realty Investors, 4.45%, 1/15/24	3,000,000	3,180,660

Wells Fargo & Co.:
3.45%, 2/13/23	1,000,000	1,013,494
4.10%, 6/3/26	2,000,000	2,044,114
Whirlpool Corp.:
3.70%, 3/1/23	2,100,000	2,132,651
3.70%, 5/1/25	1,700,000	1,720,516
5.15%, 3/1/43	1,000,000	1,107,292
Wisconsin Public Service Corp., 3.671%, 12/1/42	2,000,000	2,010,014
Yara International ASA, 7.875%, 6/11/19 (e)	1,500,000	1,787,146

Total Corporate Bonds (Cost $401,758,652)		409,264,630

MUNICIPAL OBLIGATIONS - 3.5%
Commonwealth of Massachusetts GO Bonds, 5.456%, 12/1/39	750,000	941,250
Connecticut Special Tax Obligation Revenue Bonds, 5.459%, 11/1/30	3,800,000	4,491,182
Georgetown University Washington DC Revenue Bonds, 7.22%, 4/1/19	2,990,000	3,387,431
Government Development Bank for Puerto Rico Revenue Bonds:
3.448%, 2/1/15	1,650,000	1,621,224
4.704%, 5/1/16	1,900,000	1,621,137
Los Angeles California Unified School District GO Bonds, 5.75%, 7/1/34	3,750,000	4,756,800
Maryland Transportation Authority Revenue Bonds, 5.604%, 7/1/30	3,000,000	3,608,160
New York City GO Bonds, 5.206%, 10/1/31	1,030,000	1,181,348
New York City Transitional Finance Authority Future Tax Secured Revenue Bonds, 5.767%, 8/1/36	3,540,000	4,436,257
Oakland California PO Revenue Bonds, Zero Coupon, 12/15/20	1,490,000	1,200,791
Santa Clara Valley California Transportation Authority Revenue Bonds, 5.876%, 4/1/32	880,000	1,068,126

Total Municipal Obligations (Cost $26,565,427)		28,313,706

FLOATING RATE LOANS(d)- 0.6%
Albertson's Holdings LLC:
4.00%, 8/25/19 (r)	1,500,000	1,489,875
4.50%, 8/25/21 (r)	1,500,000	1,498,595
BJ's Wholesale Club, Inc., 4.50%, 9/26/19 (r)	1,965,150	1,926,666

Total Floating Rate Loans (Cost $4,914,533)		4,915,136

SOVEREIGN GOVERNMENT BONDS - 0.1%
Export Development Canada, 0.875%, 1/30/17	700,000	700,109
Kommunalbanken AS, 0.75%, 11/21/16 (e)	400,000	399,444

Total Sovereign Government Bonds (Cost $1,099,174)		1,099,553

U.S. GOVERNMENT AGENCIES AND INSTRUMENTALITIES - 0.5%
Private Export Funding Corp., 2.125%, 7/15/16	4,000,000	4,080,860

Total U.S. Government Agencies and Instrumentalities (Cost $3,998,425)		4,080,860

U.S. TREASURY OBLIGATIONS - 15.3%
United States Treasury Bonds, 3.125%, 8/15/44	55,745,000	60,012,949
United States Treasury Notes:
1.00%, 12/15/17	28,390,000	28,323,454
1.50%, 11/30/19	19,075,000	18,954,293
2.25%, 11/15/24	18,787,000	18,913,230

Total U.S. Treasury Obligations (Cost $123,527,561)		126,203,926

HIGH SOCIAL IMPACT INVESTMENTS - 0.4%
Calvert Social Investment Foundation Notes, 0.50%, 1/1/17 (b)(i)(r)	3,087,392	3,075,761

Total High Social Impact Investments (Cost $3,087,392)		3,075,761

TIME DEPOSIT - 3.3%
State Street Bank Time Deposit, 0.069%, 1/2/15	27,193,674	27,193,674

Total Time Deposit (Cost $27,193,674)		27,193,674

TOTAL INVESTMENTS (Cost $804,527,701) - 99.1%		815,825,731
Other assets and liabilities, net - 0.9%		7,658,835
NET ASSETS - 100%		$823,484,566

FUTURES	NUMBER OF CONTRACTS	EXPIRATION DATE	UNDERLYING FACE AMOUNT AT VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
Purchased:
2 Year U.S. Treasury Notes	4	3/15	$874,375	$115

Sold:
5 Year U.S. Treasury Notes	499	3/15	$59,345,914	$128,721
10 Year U.S. Treasury Notes	127	3/15	16,103,203	(96,300)
Ultra U.S. Treasury Bonds	16	3/15	2,643,000	(131,230)
Total Sold				($98,809)

(b) This security was valued under the direction of the Board of Trustees. See Note A.
(d) Remaining maturities of floating rate loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty. Floating rate loans generally pay interest at rates which are periodically re-determined at a margin above the London InterBank Offered Rate (“LIBOR”) or other short-term rates. The rate shown is the rate in effect at period end. Floating rate loans are generally considered restrictive in that the Fund is ordinarily contractually obligated to receive consent from the Agent Bank and/or Borrower prior to disposition of a floating rate loan.

(e) Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(i) Restricted securities represent 0.4% of the net assets of the Portfolio.
(p) Security is in default and is no longer accruing interest.
(r) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(x) Alliance Bancorp and its affiliates filed for Chapter 7 bankruptcy on July 13, 2007. This security is no longer accruing interest.

* Non-income producing security.

Abbreviations:
GO: General Obligation
LLC: Limited Liability Corporation
LP: Limited Partnership
plc: Public Limited Company
PO: Pension Obligation
REIT: Real Estate Investment Trust

Restricted Securities	ACQUISITION DATES	COST
Calvert Social Investment Foundation Notes, 0.50%, 1/1/17	1/1/14	$3,087,392

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

CALVERT SOCIAL INVESTMENT FUND EQUITY PORTFOLIO
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2014

EQUITY SECURITIES - 98.3%	SHARES	VALUE
Aerospace & Defense - 1.2%
B/E Aerospace, Inc.*	430,771	$24,993,333
KLX, Inc.*	215,386	8,884,652
		33,877,985

Banks - 4.4%
SunTrust Banks, Inc.	1,024,800	42,939,120
Wells Fargo & Co.	1,503,382	82,415,401
		125,354,521

Beverages - 4.2%
PepsiCo, Inc.	355,738	33,638,585
The Coca-Cola Co.	2,047,193	86,432,489
		120,071,074

Biotechnology - 4.3%
Biogen Idec, Inc.*	61,448	20,858,524
Gilead Sciences, Inc.*	1,076,870	101,505,766
		122,364,290

Capital Markets - 1.4%
T. Rowe Price Group, Inc.	452,884	38,884,620

Chemicals - 2.2%
Ecolab, Inc.	331,944	34,694,787
Marrone Bio Innovations, Inc.*	255,843	923,593
Praxair, Inc.	218,628	28,325,444
		63,943,824

Communications Equipment - 4.1%
Juniper Networks, Inc.	1,193,847	26,646,665
QUALCOMM, Inc.	1,232,517	91,612,989
		118,259,654

Consumer Finance - 2.6%
American Express Co.	797,847	74,231,685

Diversified Consumer Services - 0.0%
2U, Inc.*	10,000	196,600

Diversified Financial Services - 2.8%
Intercontinental Exchange, Inc.	371,221	81,405,053

Electrical Equipment - 1.3%
Eaton Corp. plc	557,863	37,912,369

Energy Equipment & Services - 2.2%
Cameron International Corp.*	750,064	37,465,697
Core Laboratories NV	81,292	9,782,679
FMC Technologies, Inc.*	332,518	15,575,143
		62,823,519

Food & Staples Retailing - 8.7%
Costco Wholesale Corp.	547,046	77,543,771
CVS Health Corp.	1,467,290	141,314,700
Whole Foods Market, Inc.	640,355	32,286,699
		251,145,170

Health Care Providers & Services - 4.2%
CIGNA Corp.	391,509	40,290,191
Express Scripts Holding Co.*	964,185	81,637,544
		121,927,735

Hotels, Restaurants & Leisure - 3.8%
Panera Bread Co.*	158,301	27,671,015
Starbucks Corp.	993,332	81,502,890
		109,173,905

Industrial Conglomerates - 2.7%
Danaher Corp.	894,355	76,655,167

Insurance - 1.6%
Aon plc	473,887	44,938,704

Internet & Catalog Retail - 1.6%
The Priceline Group, Inc.*	41,312	47,104,356

Internet Software & Services - 4.3%
Google, Inc.:
Class A*	95,779	50,826,084
Class C*	137,582	72,423,165
		123,249,249

IT Services - 4.5%
Cognizant Technology Solutions Corp.*	725,635	38,211,939
Visa, Inc.	352,637	92,461,421

		130,673,360

Media - 5.7%
AMC Networks, Inc.*	490,452	31,276,124
Comcast Corp.	1,150,181	66,722,000
The Walt Disney Co.	706,948	66,587,432
		164,585,556

Multiline Retail - 1.1%
Nordstrom, Inc.	416,005	33,026,637

Oil, Gas & Consumable Fuels - 2.2%
EOG Resources, Inc.	687,465	63,294,903

Personal Products - 1.0%
The Estee Lauder Co.'s, Inc.	361,316	27,532,279

Pharmaceuticals - 6.4%
Allergan, Inc.	170,812	36,312,923
Bristol-Myers Squibb Co.	1,022,903	60,381,964
Novartis AG (ADR)	251,100	23,266,926
Perrigo Co. plc	391,102	65,376,610
		185,338,423

Road & Rail - 1.9%
Genesee & Wyoming, Inc.*	126,629	11,386,480
Kansas City Southern	362,077	44,184,256
		55,570,736

Semiconductors & Semiconductor Equipment - 1.5%
Texas Instruments, Inc.	807,263	43,160,316

Software - 1.3%
VMware, Inc.*	461,173	38,055,996

Specialty Retail - 5.0%
Lowe's Co.'s, Inc.	1,379,282	94,894,601
Ross Stores, Inc.	515,484	48,589,522
		143,484,123

Technology Hardware, Storage & Peripherals - 5.5%
Apple, Inc. (t)	1,036,744	114,435,803
EMC Corp.	1,433,280	42,625,747
		157,061,550

Textiles, Apparel & Luxury Goods - 2.8%

Michael Kors Holdings Ltd.*	444,572	33,387,357
Nike, Inc., Class B	485,997	46,728,612
		80,115,969

Trading Companies & Distributors - 1.6%
Fastenal Co.	994,964	47,320,488

Venture Capital - 0.2%
20/20 Gene Systems, Inc. (b)(i)*	73,397	142,023
Digital Directions International, Inc. (a)(b)(i)*	354,389	123,965
Excent Corp. (b)(i)*	600,745	231,948
Global Resource Options, Inc.:
Series A, Preferred (a)(b)(i)*	750,000	—
Series B, Preferred (a)(b)(i)*	244,371	—
Series C, Preferred (a)(b)(i)*	297,823	—
Series D, Preferred (a)(b)(i)*	228,138	1,294,863
Graduation Alliance, Inc.:
Series C, Preferred (b)(i)*	3,225,598	500,000
Series C, Preferred Warrants (strike price $0.16/share, expires 8/20/18) (b)(i)*	625,721	—
Immunology Partners, Inc., Series C-1, Preferred (b)(i)*	2,542,915	17,391
Ivy Capital (Proprietary) Ltd. (b)(i)*	19	537,380
Napo Pharmaceuticals, Inc. (b)(i)*	294,196	97,085
New Day Farms, Inc., Series B, Preferred (a)(b)(i)*	4,547,804	—
Orteq Bioengineering Ltd., Preferred (b)(i)*	74,910	468,374
PresenceLearning, Inc.:
Series A, Preferred (b)(i)*	600,000	427,800
Series A-2, Preferred (b)(i)*	195,285	139,238
Series B, Preferred (b)(i)*	399,719	285,000
Shangri La Farms, Series A, Preferred (a)(b)(i)*	66,667	200,001
Sword Diagnostics, Series B, Preferred (b)(i)*	640,697	—
Village Laundry Services, Inc. (b)(i)*	9,444	—
		4,465,068

Total Equity Securities (Cost $1,810,628,550)		2,827,204,884

VENTURE CAPITAL LIMITED PARTNERSHIP INTEREST - 0.4%	ADJUSTED BASIS
Adobe Capital Social Mezzanine (b)(i)*	$147,593	103,673
Africa Renewable Energy Fund (b)(i)*	102,623	70,692
Arborview Capital Parteners (b)(i)*	524,644	403,842
Blackstone Clean Technology Partners (b)(i)*	427,395	141,472
China Environment Fund 2004 (b)(i)*	—	123,854
China Environment Fund III (b)(i)*	983,226	813,389
Coastal Ventures III (a)(b)(i)*	220,745	169,703
Core Innovations Capital I (b)(i)*	606,105	529,075
DBL Equity Fund - BAEF Il (b)(i)*	884,321	965,370
First Analysis Private Equity Fund V (b)(i)*	393,629	380,418
Ignia Fund I (b)(i)*	975,214	723,265
Impact Ventures II (b)(i)*	633,450	543,897

LeapFrog Financial Inclusion Fund (b)(i)*	389,831	561,167
Mainstream Brazil Impact Investing Fund (b)(i)*	15,185	941
New Markets Education Partners (b)(i)*	550,000	515,182
New Markets Venture Partners II (b)(i)*	291,009	358,776
Owl Ventures LP (b)(i)*	100,000	87,834
Renewable Energy Asia Fund (b)(i)*	1,589,426	1,593,205
SEAF India International Growth Fund (b)(i)*	274,667	120,146
SJF Ventures II (b)(i)*	238,714	1,309,902
SJF Ventures III (b)(i)*	396,630	384,506
Westly Capital Partners Fund II (b)(i)*	613,433	500,770

Total Venture Capital Limited Partnership Interest (Cost $10,357,839)		10,401,079

VENTURE CAPITAL DEBT OBLIGATIONS - 0.1%	PRINCIPAL AMOUNT
Excent Corp., Note, 7.00%, 9/30/19 (b)(i)	$250,000	208,358
New Day Farms, Inc., Participation Interest Note, 9.00%, 12/31/15 (a)(b)(i)(v)(w)	6,225	—
One Earth Group Ltd.:
Convertible Note, 5.00%, 12/31/15 (b)(i)(w)	100,000	33,333
Convertible Note II, 5.00%, 5/31/15 (b)(i)(w)	200,000	66,667
Orteq Bioengineering Ltd., Note, 12.00%, 7/31/17 (b)(i)	131,225	173,052
Quantum Intech, 14.00%, 9/10/15 (b)(i)	91,850	68,888
SEAF Global SME Facility:
9.00%, 9/16/15 (b)(i)(w)	1,500,000	1,350,000
9.00%, 11/5/15 (b)(i)(w)	1,000,000	140,263
9.00%, 3/29/16 (b)(i)	450,000	450,000
9.00%, 6/14/16 (b)(i)	400,000	209,164
9.00%, 7/13/16 (b)(i)	650,000	650,000
Sword Diagnostics:
Convertible Bridge Note I, Series C, 10.00%, 3/31/15 (b)(i)(w)(zz)*	25,000	—
Convertible Bridge Note II, Series C, 10.00%, 3/31/15 (b)(i)(w)(zz)*	100,000	—

Total Venture Capital Debt Obligations (Cost $4,974,696)		3,349,725

HIGH SOCIAL IMPACT INVESTMENTS - 0.4%
Calvert Social Investment Foundation Notes, 0.50%, 1/1/17 (b)(i)(r)	10,833,877	10,793,064

Total High Social Impact Investments (Cost $10,833,877)		10,793,064

TIME DEPOSIT - 1.7%
State Street Bank Time Deposit, 0.069%, 1/2/15	50,207,435	50,207,435

Total Time Deposit (Cost $50,207,435)		50,207,435

TOTAL INVESTMENTS (Cost $1,887,002,397) - 100.9%	2,901,956,187
Other assets and liabilities, net - (0.9%)	(25,247,013)
NET ASSETS - 100%	$2,876,709,174

(a) Affiliated company.
(b) This security was valued under the direction of the Board of Trustees. See Note A.
(i) Restricted securities represent 1.0% of net assets for the Equity Portfolio.
(r) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(t) 160,000 shares of Apple, Inc. held by the Equity Portfolio have been soft segregated in order to cover outstanding commitments to certain limited partnership investments within the Portfolio. There are no restrictions on the trading of this security.

(v) Security is in default for both principal and interest.
(w) This security is not accruing interest.
(zz) Restructured from an original maturity date of September 30, 2010.

* Non-income producing security.

Abbreviations:
ADR: American Depositary Receipts
LP: Limited Partnership
plc: Public Limited Company

Restricted Securities	ACQUISITION DATES	COST
20/20 Gene Systems, Inc., Common Stock	8/1/08 - 8/27/13	$166,890
Adobe Capital Social Mezzanine LP	2/8/13 - 12/5/14	147,593
Africa Renewable Energy Fund LP	4/17/14 - 11/10/14	102,623
Arborview Capital Parteners LP	11/13/12 - 12/16/14	524,644
Blackstone Clean Technology Partners LP	7/29/10 - 9/10/14	427,395
Calvert Social Investment Foundation Notes, 0.50%, 1/1/17	1/1/14	10,833,877
China Environment Fund 2004 LP	9/15/05 - 4/1/09	—
China Environment Fund III LP	1/24/08 - 4/19/13	983,226
Coastal Ventures III LP	7/30/12 - 11/22/13	220,745
Core Innovations Capital I LP	1/6/11 - 9/2/14	606,105
DBL Equity Fund - BAEF Il LP	3/30/11 - 12/29/14	884,321
Digital Directions International, Inc.	7/2/08 - 7/15/09	683,778
Excent Corp.:
Common	9/28/12	250,000
Note, 7.00%, 9/30/19	9/28/12	250,000
First Analysis Private Equity Fund V LP	6/7/13 - 8/28/14	393,629
Global Resource Options, Inc.:
Series A, Preferred	9/18/06	750,000
Series B, Preferred	12/5/07	750,000
Series C, Preferred	2/13/09	1,000,000
Series D, Preferred	12/30/10 - 5/24/11	700,178
Graduation Alliance, Inc.:

Series C, Preferred	3/27/13 - 8/20/13	500,000
Series C, Preferred Warrants (strike price $0.16/share, expires 8/20/18)	9/13/13	—
Ignia Fund I LP	1/28/10 - 12/2/14	975,214
Immunology Partners, Inc., Series C-1, Preferred	11/30/06	305,942
Impact Ventures II LP	9/8/10 - 3/20/14	633,450
Ivy Capital (Proprietary) Ltd.	9/12/12 - 5/14/14	557,010
LeapFrog Financial Inclusion Fund LP	1/20/10 - 7/2/14	389,831
Mainstream Brazil Impact Investing Fund LP	12/12/14	15,185
Napo Pharmaceuticals, Inc., Common Stock	2/21/07 - 9/23/09	419,720
New Day Farms, Inc.:
Series B, Preferred	3/12/09	500,000
Participation Interest Note, 9.00%, 12/31/15	11/25/09	6,225
New Markets Education Partners LP	9/27/11 - 8/13/14	550,000
New Markets Venture Partners II LP	7/21/08 - 4/8/14	291,009
One Earth Group Ltd.:
Convertible Note, 5.00%, 12/31/15	12/21/12	100,000
Convertible Note II, 5.00%, 5/31/15	5/15/13	200,000
Orteq Bioengineering Ltd.:
Preferred	7/19/07	998,102
Note, 12.00%, 7/31/17	7/22/13	201,621
Owl Ventures LP LP	7/10/14	100,000
PresenceLearning, Inc.:
Series A, Preferred	9/29/11	300,000
Series A-2, Preferred	5/2/12	134,942
Series B, Preferred	4/4/13	285,000
Quantum Intech, 14.00%, 9/10/15	10/5/10 - 9/30/11	91,850
Renewable Energy Asia Fund LP	9/29/10 - 11/6/14	1,589,426
SEAF Global SME Facility:
9.00%, 9/16/15	6/28/13	1,500,000
9.00%, 11/5/15	11/4/10	1,000,000
9.00%, 3/29/16	3/29/11	450,000
9.00%, 6/14/16	6/13/11	400,000
9.00%, 7/13/16	7/11/11	650,000
SEAF India International Growth Fund LP	3/22/05 - 5/24/10	274,667
Shangri La Farms, Series A, Preferred	2/1/13	200,000
SJF Ventures II LP	2/14/06 - 11/20/12	238,714
SJF Ventures III LP	2/6/12 - 12/1/14	396,630
Sword Diagnostics:
Series B, Preferred	12/26/06	250,000
Convertible Bridge Note I, Series C, 10.00%, 3/31/15	10/29/09	25,000
Convertible Bridge Note II, Series C, 10.00%, 3/31/15	11/9/10	100,000
Village Laundry Services, Inc.	7/22/09	500,000
Westly Capital Partners Fund II LP	12/27/11 - 9/22/14	613,433

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

CALVERT SOCIAL INVESTMENT FUND LARGE CAP CORE PORTFOLIO
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2014

EQUITY SECURITIES - 95.5%	SHARES	VALUE
Air Freight & Logistics - 5.2%
FedEx Corp.	44,972	$7,809,838
United Parcel Service, Inc., Class B	20,217	2,247,524
		10,057,362

Automobiles - 2.7%
Toyota Motor Corp. (ADR)	41,556	5,214,447

Banks - 4.6%
Wells Fargo & Co.	164,434	9,014,272

Biotechnology - 4.5%
Amgen, Inc.	55,051	8,769,074

Communications Equipment - 2.9%
Cisco Systems, Inc.	201,458	5,603,554

Consumer Finance - 3.5%
Capital One Financial Corp.	82,704	6,827,215

Diversified Financial Services - 0.8%
Moody's Corp.	16,030	1,535,834

Diversified Telecommunication Services - 0.5%
BT Group plc (ADR)	15,302	948,571

Energy Equipment & Services - 3.2%
Exterran Holdings, Inc.	40,889	1,332,163
National Oilwell Varco, Inc.	74,211	4,863,047
		6,195,210

Food & Staples Retailing - 2.2%
CVS Health Corp.	43,727	4,211,347

Food Products - 3.4%
Kellogg Co.	101,079	6,614,610

Health Care Equipment & Supplies - 8.5%
Becton Dickinson and Co.	21,739	3,025,199

Halyard Health, Inc.*	5,395	245,311
Medtronic, Inc.	107,963	7,794,928
St. Jude Medical, Inc.	83,930	5,457,968
		16,523,406

Health Care Providers & Services - 3.9%
McKesson Corp.	36,044	7,482,014

Household Products - 2.6%
Kimberly-Clark Corp.	43,167	4,987,515

Industrial Conglomerates - 2.2%
Danaher Corp.	49,393	4,233,474

Insurance - 5.9%
Allianz SE (ADR)	63,077	1,045,186
American Financial Group, Inc.	109,201	6,630,685
Prudential Financial, Inc.	5,256	475,458
The Travelers Co.'s, Inc.	31,776	3,363,490
		11,514,819

IT Services - 5.5%
DST Systems, Inc.	49,049	4,617,963
Western Union Co.	339,434	6,079,263
		10,697,226

Machinery - 5.7%
Cummins, Inc.	32,539	4,691,148
Deere & Co.	47,755	4,224,885
Dover Corp.	30,794	2,208,546
		11,124,579

Media - 13.6%
DIRECTV*	80,496	6,979,003
Omnicom Group, Inc.	67,005	5,190,878
Time Warner Cable, Inc.	45,298	6,888,014
Time Warner, Inc.	57,046	4,872,869
Viacom, Inc., Class B	32,769	2,465,867
		26,396,631

Oil, Gas & Consumable Fuels - 1.5%
Denbury Resources, Inc.	349,869	2,844,435

Pharmaceuticals - 6.4%
Johnson & Johnson	86,772	9,073,748
Roche Holding AG (ADR)	98,566	3,350,258

		12,424,006

Technology Hardware, Storage & Peripherals - 6.2%
Apple, Inc.	108,119	11,934,175

Total Equity Securities (Cost $154,588,629)		185,153,776

TIME DEPOSIT - 4.3%	PRINCIPAL AMOUNT
State Street Bank Time Deposit, 0.069%, 1/2/15	$8,281,332	8,281,332

Total Time Deposit (Cost $8,281,332)		8,281,332

TOTAL INVESTMENTS (Cost $162,869,961) - 99.8%		193,435,108
Other assets and liabilities, net - 0.2%		314,883
NET ASSETS - 100%		$193,749,991

* Non-income producing security.

Abbreviations:
ADR: American Depositary Receipts
plc: Public Limited Company

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

NOTE A — SIGNIFICANT ACCOUNTING POLICIES

General: Calvert Social Investment Fund (the "Fund") is registered under the Investment Company Act of 1940 as an open-end management investment company. The Fund operates as a series fund with seven separate portfolios, four of which are reported herein: Balanced, Bond, Equity, and Large Cap Core. Balanced, Equity, and Large Cap Core are registered as diversified portfolios. Bond is registered as a non-diversified portfolio. The operations of each series are accounted for separately. Balanced, Bond, Equity, and Large Cap Core each offer Class A, Class B, Class C, Class I, and Class Y shares. Class A shares are sold with a maximum front-end sales charge of 4.75% (3.75% for Bond). Class B shares are sold without a front-end sales charge and, with certain exceptions, will be charged a deferred sales charge at the time of redemption, depending on how long investors have owned the shares. Class B shares are no longer offered for purchase, except through reinvestment of dividends and/or distributions and through certain exchanges. Class C shares are sold without a front-end sales charge and, with certain exceptions, will be charged a deferred sales charge on shares sold within one year of purchase. Class B and Class C shares have higher levels of expenses than Class A shares. Class I shares require a minimum account balance of $1,000,000. The $1 million minimum initial investment is waived for retirement plans that trade through omnibus accounts and may be waived for certain other institutional accounts where it is believed to be in the best interest of the Fund and its shareholders. Class I shares have no front-end or deferred sales charge and have lower levels of expenses than Class A shares. Class Y shares are generally only available to wrap or similar fee-based programs offered by financial intermediaries, foundations, and endowments that have entered into an agreement with the Fund’s Distributor to offer Class Y shares. Class Y shares have no front-end or deferred sales charge and have lower levels of expenses than Class A shares. Each class has different: (a) dividend rates, due to differences in Distribution Plan expenses and other class-specific expenses, (b) exchange privileges and (c) class-specific voting rights.

Security Valuation: Net asset value per share is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time). The Fund uses independent pricing services approved by the Board of Trustees ("the Board") to value its investments wherever possible. Investments for which market quotations are not available or deemed not reliable are fair valued in good faith under the direction of the Board.

The Board has adopted Valuation Procedures (the “Procedures”) to determine the fair value of securities and other financial instruments for which market prices are not readily available or which may not be reliably priced. The Board has delegated the day-to-day responsibility for determining the fair value of assets of the Fund, except Special Equities investments, to Calvert Investment Management, Inc. (the “Advisor” or “Calvert”) and has provided these Procedures to govern Calvert in its valuation duties. Special Equities investments, as described in the Fund’s prospectus and statement of additional information, are fair valued by the Board’s Special Equities Committee.

Calvert has chartered an internal Valuation Committee to oversee the implementation of these Procedures and to assist it in carrying out the valuation responsibilities that the Board has delegated.

The Valuation Committee meets on a regular basis to review illiquid securities and other investments which may not have readily available market prices. The Valuation Committee's fair valuation determinations are subject to review, approval and ratification by the Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined.

The Valuation Committee utilizes various methods to measure the fair value of the Fund’s investments. Generally Accepted Accounting Principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical securities
Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy during the period. Valuation techniques used to value the Funds’ investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, sovereign government bonds, floating rate loans, municipal securities, and U.S. government and government agency obligations, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and such securities are generally categorized as Level 2 in the hierarchy. For asset-backed securities, collateralized mortgage-backed obligations, commercial mortgage-backed securities, and U.S. government agency mortgage-backed securities, pricing services utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and, accordingly, such securities are generally categorized as Level 2 in the hierarchy. Short-term securities of sufficient credit quality with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.
When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.
Equity securities, including restricted securities and venture capital securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and categorized as Level 2 in the hierarchy. Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. If events occur after the close of the principal market in which foreign securities are traded, and before the close of business of the Fund, that are expected to materially affect the value of those securities, then they are valued at their fair value taking these events into account. For restricted securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and such securities are categorized as Level 3 in the hierarchy.

Venture capital securities for which market quotations are not readily available are fair valued by the Board and are generally categorized as Level 3 in the hierarchy. Venture capital direct equity securities are generally valued using the most appropriate and applicable method to measure fair value in light of each company’s situation. Methods may include market, income or cost approaches with discounts as appropriate based on assumptions of liquidation or exit risk. Examples of the market approach are subsequent rounds of financing, comparable transactions, and revenue times an industry multiple. An example of the income approach is the discounted cash flow. Examples of the cost approach are replacement cost, salvage value, or net asset percentage. Venture capital limited partnership (“LP”) securities are valued at the fair value reported by the general partner of the partnership adjusted as necessary to reflect subsequent capital calls and distributions and any other available information, as a practical expedient. In the absence of a reported LP unit value, it may be estimated based on the Fund’s percentage equity in the partnership and/or other balance sheet information and portfolio value for the most recently available period reported by the general partner. In some cases, adjustments may be made to account for daily pricing of material public holdings within the partnership. Venture capital debt securities are valued based on assumptions of credit and market risk. For venture capital securities denominated in foreign currency, the fair value is marked to the daily exchange rate.

If a market value cannot be determined for a security using the methodologies described above, or if, in the good faith opinion of the Advisor, the market value does not constitute a readily available market quotation, or if a significant event has occurred that would materially affect the value of the security, the security will be fair valued as determined in good faith by the Valuation Committee or, with respect to Special Equities investments, by the Special Equities Committee using the venture capital methodologies described above.

The Valuation Committee considers a number of factors, including significant unobservable valuation inputs when arriving at fair value. It considers all significant facts that are reasonably available and relevant to the determination of fair value.

The Valuation Committee primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. When more appropriate, the fund may employ an income-based or cost approach. An income-based valuation approach discounts anticipated future cash flows of the investment to calculate a present amount (discounted). The measurement is based on the value indicated by current market expectations about those future amounts. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. A cost based approach is based on the amount that currently would be required to replace the service capacity of an asset (current replacement cost). From the seller’s perspective, the price that would be received for the asset is determined based on the cost to a buyer to acquire or construct a substitute asset of comparable utility, adjusted for obsolescence.

The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized. Further, due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed, and the differences could be material. The Valuation Committee employs various methods for calibrating these valuation approaches including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis and reviews of any related market activity.

At December 31, 2014, the following securities were fair valued in good faith under the direction of the Board:

	Total Investments	% of Net Assets
Balanced	$12,188,594	1.8%
Bond	$3,075,761	0.4%
Equity	$29,008,936	1.0%

The following tables summarize the market value of the Fund’s holdings as of December 31, 2014, based on the inputs used to value them:

Balanced	Valuation Inputs
Investments in Securities	Level 1	Level 2	Level 3	Total
Equity securities*	$432,648,888	—	—	$432,648,888**
Venture capital	16,800	—	$7,995,203	8,012,003
Asset-backed securities	—	$36,189,190	—	36,189,190
Collateralized mortgage-backed obligations	—	5,133,664	—	5,133,664
Commercial mortgage-backed securities	—	16,350,979	—	16,350,979
Corporate debt	—	142,742,035	—	142,742,035
Municipal obligations	—	5,778,101	—	5,778,101
U.S. government obligations	—	21,985,701	—	21,985,701
Other debt obligations	—	21,975,684	—	21,975,684
TOTAL	$432,665,688	$250,155,354	$7,995,203	$690,816,245

Other financial instruments***	$249,273	—	—	$249,273

* For further breakdown of Equity securities by industry type, please refer to the Schedule of Investments.
** Exclusive of $5,372,983 venture capital equity shown in the venture capital heading.
*** Other financial instruments are derivative instruments not reflected in the Total Investments in the Schedule of Investments, such as futures, which are valued at the unrealized appreciation/ depreciation on the instrument.

There were no transfers between levels during the period.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Balanced	Venture Capital	Total
Balance as of 9/30/2014	$9,512,245	$9,512,245
Accrued discounts/premiums	—	—
Realized gain (loss)	1,309,608	1,309,608
Change in unrealized appreciation (depreciation)	(1,445,905)	(1,445,905)
Purchases	0	0
Sales	(1,380,745)	(1,380,745)
Transfers in and/ or out of Level 3[1]	—	—
Balance as of 12/31/2014	$7,995,203	$7,995,203

1 The Fund’s policy is to recognize transfers into and transfers out of Level 3 as of the end of the reporting period.

For the period ended December 31, 2014, total change in unrealized gain (loss) on Level 3 securities included in the change in net assets was $1,445,905.

Bond	Valuation Inputs
Investments in Securities*	Level 1	Level 2	Level 3	Total
Asset-backed securities	-	$135,098,975	-	$135,098,975
Collateralized mortgage-backed obligations	-	19,762,021	-	19,762,021
Commercial mortgage-backed securities	-	56,817,489	-	56,817,489
Corporate debt	-	409,264,630	$0**	409,264,630
Municipal obligations	-	28,313,706	-	28,313,706
U.S. government obligations	-	130,284,786	-	130,284,786
Other debt obligations	-	36,284,124	-	36,284,124
TOTAL	-	$815,825,731	$0**	$815,825,731

Other financial instruments***	($98,694)	-	-	($98,694)

* For a complete listing of investments, please refer to the Schedule of Investments.
** Level 3 securities represent 0.0% of net assets.
*** Other financial instruments are derivative instruments not reflected in the Total Investments in the Schedule of Investments, such as futures, which are valued at the unrealized appreciation/depreciation on the instrument.

There were no transfers between levels during the period.

Equity	Valuation Inputs
Investments in Securities	Level 1	Level 2	Level 3	Total
Equity securities*	$2,822,739,816	-	-	$2,822,739,816 **
Venture capital	-	$852,038	$17,363,834	18,215,872
Other debt obligations	-	61,000,499	-	61,000,499
TOTAL	$2,822,739,816	$61,852,537	$17,363,834***	$2,901,956,187

* For further breakdown of Equity securities by industry type, please refer to the Schedule of Investments.
** Exclusive of $4,465,068 venture capital equity shown in the venture capital heading.
*** Level 3 securities represent 0.8% of net assets.

At December 31, 2014, securities valued at $852,038 were transferred out of Level 3 and into Level 2 because additional observable inputs were used to value the affected securities.

Large Cap Core	Valuation Inputs
Investments in Securities	Level 1	Level 2	Level 3	Total
Equity securities*	$185,153,776	-	-	$185,153,776
Other debt obligations	-	$8,281,332	-	8,281,332
TOTAL	$185,153,776	$8,281,332	-	$193,435,108

* For further breakdown of Equity securities by industry type, please refer to the Schedule of Investments.

There were no transfers between levels during the period.

Loan Participations and Assignments: The Fund may invest in direct debt instruments which are interests in amounts owed to lenders or lending syndicates by corporate, governmental, or other borrowers. A Fund’s investment in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the “lender”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. A

Fund may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. A Fund generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, a Fund may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement. When a Fund purchases assignments from lenders it acquires direct rights against the borrower of the loan. When investing in a loan participation, a Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt of payments by the lender from the borrower.

Futures Contracts: The Fund may purchase and sell futures contracts, but only when, in the judgment of the Advisor, such a position acts as a hedge or, in the case of Balanced, as a substitute for direct investment in a particular asset class to facilitate rebalancing of the Portfolio or to provide market exposure to the Portfolio’s uncommitted cash balances. The Fund may not enter into futures contracts for the purpose of speculation or leverage. These futures contracts may include, but are not limited to, futures contracts based on U.S. Government obligations and market index futures (in the case of Balanced). The Fund is subject to interest rate risk in the normal course of pursuing its investment objectives and may use futures contracts to hedge against changes in interest rates. The Fund may enter into futures contracts agreeing to buy or sell a financial instrument for a set price at a future date. Initial margin deposits of either cash or securities as required by the broker are made upon entering into the contract. While the contract is open, daily variation margin payments are made to or received from the broker reflecting the daily change in market value of the contract and are recorded for financial reporting purposes as unrealized gains or losses by the Fund. When a futures contract is closed, a realized gain or loss is recorded equal to the difference between the opening and closing value of the contract. The risks associated with entering into futures contracts may include the possible illiquidity of the secondary market which would limit the Fund's ability to close out a futures contract prior to the settlement date, an imperfect correlation between the value of the contracts and the underlying financial instruments, or that the counterparty will fail to perform its obligations under the contracts' terms. Futures contracts are designed by boards of trade which are designated “contracts markets” by the Commodities Futures Trading Commission. Futures contracts trade on the contracts markets in a manner that is similar to the way a stock trades on a stock exchange and the boards of trade, through their clearing corporations, guarantee the futures contracts against default. As a result, there is minimal counterparty credit risk to the Fund. During the period, Balanced and Bond used U.S. Treasury Notes and Bond futures contracts to hedge against interest rate changes and to manage overall duration of the portfolios. Balanced also used futures contracts as a substitute for direct investment in a particular asset class tohedge against interest rate changes, to manage overall duration of the Portfolio, and to implement tactical asset allocation decisions. The Fund’s futures contracts at period end are presented in the Schedules of Investments.

During the period ended December 31, 2014, Balanced invested in 2 year, 5 year, and 10 year U.S. Treasury Notes futures, as well as 30 year and Ultra Bond futures. The volume of outstanding contracts has varied throughout the period with a weighted average of 34 contracts and $6,027,885 weighted average notional value.

During the period ended December 31, 2014, Bond invested in 2 year, 5 year, and 10 year U.S. Treasury Notes futures, as well as 30 year and Ultra Bond futures. The volume of outstanding contracts has varied throughout the period with a weighted average of 292 contracts and $19,238,784 weighted average notional value.

Restricted Securities: The Fund may invest in securities that are subject to legal or contractual restrictions on resale. Generally, these securities may only be sold publicly upon registration under the Securities Act of 1933 or in transactions exempt from such registration. Information regarding restricted securities is included at the end of the Schedules of Investments.
86 - CALVERT SOCIAL INVESTMENT FUND ANNUAL REPORT
Security Transactions and Net Investment Income: Security transactions are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis and may include proceeds from litigation. Dividend income is recorded on the ex-dividend date or, in the case of dividends on certain foreign securities, as soon as the Fund is informed of the ex-dividend date. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. (See footnotes to Schedules of Investments.) A debt obligation may be removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured. The Fund earns certain fees in connection with its floating rate loan purchasing activities. These fees are in addition to interest payments earned and may include amendment fees, consent fees, and prepayment fees. Investment income and realized and unrealized gains and losses are allocated to separate classes of shares based upon the relative net assets of each class. Expenses arising in connection with a specific class are charged directly to that class. Expenses common to the classes are allocated to each class in proportion to their relative net assets.

Foreign Currency Transactions: The Fund’s accounting records are maintained in U.S. dollars. For valuation of assets and liabilities on each date of net asset value determination, foreign denominations are translated into U.S. dollars using the current exchange rate. Security transactions, income and expenses are translated at the prevailing rate of exchange on the date of the event. The effect of changes in foreign exchange rates on securities is included in the net realized and unrealized gain or loss on investments.

Distributions to Shareholders: Distributions to shareholders are recorded by the Fund on ex-dividend date. Dividends from net investment income are paid monthly by Bond, quarterly by Balanced, and annually by Equity and Large Cap Core. Distributions from net realized capital gains, if any, are paid at least annually. Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles; accordingly, periodic reclassifications are made within the Fund’s capital accounts to reflect income and gains available for distribution under income tax regulations.

Estimates: The preparation of the financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reported period. Actual results could differ from those estimates.

Redemption Fees: The Fund charges a 2% redemption fee on redemptions, including exchanges, made within 30 days of purchase in the same Portfolio (within seven days for all Class I shares). The redemption fee is accounted for as an addition to paid-in capital. This fee was eliminated effective February 2, 2015. SOCIAL INVESTMENT FUND ANNUAL REPORT
Federal Income Taxes: No provision for federal income or excise tax is required since the Fund intends to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable earnings.

Management has analyzed the Fund’s tax positions taken for all open federal income tax years and has concluded that no provision for federal income tax is required in the Fund’s financial statements. A Fund’s federal tax return is subject to examination by the Internal Revenue Service for a period of three years.

NOTE B — TAX INFORMATION

The following tables present the cost of investments for federal income tax purposes and the components of net unrealized appreciation (depreciation) at December 31, 2014 and the capital loss carryforwards as of September 30, 2014, with expiration dates, where applicable:

	Balanced	Bond
Federal income tax cost of investments	$601,138,372	$805,125,459
Unrealized appreciation	$106,434,120	$19,156,828
Unrealized depreciation	(16,756,247)	(8,456,556)
Net unrealized appreciation/ (depreciation)	$89,677,873	$10,700,272

	Equity	Large Cap Core
Federal income tax cost of investments	$1,888,552,556	$162,874,028
Unrealized appreciation	$1,028,369,618	$35,031,847
Unrealized depreciation	(14,965,987)	(4,470,767)
Net unrealized appreciation/ (depreciation)	$1,013,403,631	$30,561,080

Capital Loss Carryforwards

Expiration Date	Equity
30-Sep-17	($62,878,773)

No Expiration Date	Bond
Long-term	($9,961,029)

Under the Regulated Investment Company Modernization Act of 2010, capital losses incurred in taxable years beginning after December 22, 2010 can be carried forward to offset future capital gains for an unlimited period. These losses are required to be utilized prior to the losses incurred in pre-enactment taxable years and will retain their character as either long-term or short-term. Losses incurred in pre-enactment taxable years can be utilized until expiration. Equity’s use of net capital losses acquired from reorganizations may be limited under certain tax provisions.

NOTE C — AFFILIATED COMPANIES

An affiliated company is a company in which the Portfolios have a direct or indirect ownership of, control of, or voting power over 5 percent or more of the outstanding voting shares.

Affiliated companies of the Balanced Portfolio as of December 31, 2014 are as follows:

AFFILIATES	COST	VALUE
GEEMF Partners LP	$-	$81,180
Kickboard, Inc.	385,329	418,896
TOTAL	$385,329	$500,076

Affiliated companies of the Equity Portfolio as of December 31, 2014 are as follows:

AFFILIATES	COST	VALUE
Coastal Ventures III, LP	$220,745	$169,703
Digital Directions International, Inc.	683,778	123,965
Global Resource Options, Inc.	3,200,178	1,294,863
New Day Farms, Inc.	506,225	-
Shangri La Farms, Ltd.	200,000	200,001
TOTAL	$4,810,926	$1,788,532

NOTE D – CAPITAL COMMITMENTS

In connection with certain venture capital investments, the Balanced and Equity Portfolios are committed to future capital calls, which will increase the Portfolios’ investment in these securities. The aggregate amount of the future capital commitments totals $60,000 and $6,006,202 for the Balanced and Equity Portfolios, respectively, at December 31, 2014.

CALVERT CONSERVATIVE ALLOCATION FUND
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2014

MUTUAL FUNDS - 96.3%	SHARES	VALUE
Calvert Impact Fund, Inc.:
Calvert Small Cap Fund, Class I	363,319	$8,541,623
Calvert Social Index Series, Inc.:
Calvert Social Index Fund, Class I	217,467	4,164,485
Calvert Social Investment Fund:
Calvert Bond Portfolio, Class I (a)	4,333,167	69,720,657
Calvert Equity Portfolio, Class I	188,670	10,025,908
Calvert Large Cap Core Portfolio, Class I	562,641	13,278,316
Calvert World Values Fund, Inc.:
Calvert Capital Accumulation Fund, Class I	132,678	5,062,977
Calvert Emerging Markets Equity Fund, Class I	181,457	2,277,280
Calvert International Equity Fund, Class I	301,880	5,125,916
Calvert International Opportunities Fund, Class I	189,715	2,743,272

Total Mutual Funds (Cost $116,558,522)		120,940,434

TIME DEPOSIT - 3.3%	PRINCIPAL AMOUNT
State Street Bank Time Deposit, 0.069%, 1/2/15	$4,167,117	4,167,117

Total Time Deposit (Cost $4,167,117)		4,167,117

TOTAL INVESTMENTS (Cost $120,725,639) - 99.6%		125,107,551
Other assets and liabilities, net - 0.4%		558,177
NET ASSETS - 100%		$125,665,728

FUTURES	NUMBER OF CONTRACTS	EXPIRATION DATE	UNDERLYING FACE AMOUNT AT VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
Purchased:
E-Mini S&P 500 Index	29	3/15	$2,975,980	$100,176

Sold:
E-Mini Russell 2000 Index	26	3/15	$3,121,820	($161,702)

(a) The Fund’s investment in the Calvert Social Investment Fund Bond Portfolio, Class I represents 56% of the Fund’s total investments. The Calvert Conservative Allocation Fund seeks current income and capital appreciation, consistent with the preservation of capital. For further financial information, available upon request at no charge, on the Calvert Social Investment Fund Bond Portfolio please go to the U.S. Securities and Exchange Commission’s website at http://www.sec.gov or call 1-800-368-2745.

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

CALVERT MODERATE ALLOCATION FUND
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2014

MUTUAL FUNDS - 98.7%	SHARES	VALUE
Calvert Impact Fund, Inc.:
Calvert Small Cap Fund, Class I	987,048	$23,205,510
Calvert Social Index Series, Inc.:
Calvert Social Index Fund, Class I	323,998	6,204,569
Calvert Social Investment Fund:
Calvert Bond Portfolio, Class I	3,585,064	57,683,686
Calvert Equity Portfolio, Class I	707,317	37,586,828
Calvert Large Cap Core Portfolio, Class I	1,848,278	43,619,357
Calvert World Values Fund, Inc.:
Calvert Capital Accumulation Fund, Class I	309,614	11,814,863
Calvert Emerging Markets Equity Fund, Class I	638,503	8,013,214
Calvert International Equity Fund, Class I	1,119,068	19,001,772
Calvert International Opportunities Fund, Class I	764,865	11,059,943

Total Mutual Funds (Cost $192,742,908)		218,189,742

TIME DEPOSIT - 1.1%	PRINCIPAL AMOUNT
State Street Bank Time Deposit, 0.069%, 1/2/15	$2,404,761	2,404,761

Total Time Deposit (Cost $2,404,761)		2,404,761

TOTAL INVESTMENTS (Cost $195,147,669) - 99.8%		220,594,503
Other assets and liabilities, net - 0.2%		457,049
NET ASSETS - 100%		$221,051,552

FUTURES	NUMBER OF CONTRACTS	EXPIRATION DATE	UNDERLYING FACE AMOUNT AT VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
Purchased:
E-Mini S&P 500 Index	66	3/15	$6,772,920	$227,986

Sold:
E-Mini Russell 2000 Index	58	3/15	$6,964,060	($360,720)

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

CALVERT AGGRESSIVE ALLOCATION FUND
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2014

MUTUAL FUNDS - 99.7%	SHARES	VALUE
Calvert Impact Fund, Inc.:
Calvert Small Cap Fund, Class I	494,694	$11,630,267
Calvert Social Index Series, Inc.:
Calvert Social Index Fund, Class I	179,581	3,438,984
Calvert Social Investment Fund:
Calvert Bond Portfolio, Class I	292,895	4,712,688
Calvert Equity Portfolio, Class I	437,094	23,227,178
Calvert Large Cap Core Portfolio, Class I	1,130,271	26,674,407
Calvert World Values Fund, Inc.:
Calvert Capital Accumulation Fund, Class I	174,718	6,667,257
Calvert Emerging Markets Equity Fund, Class I	371,710	4,664,963
Calvert International Equity Fund, Class I	737,537	12,523,383
Calvert International Opportunities Fund, Class I	616,718	8,917,736

Total Mutual Funds (Cost $87,820,979)		102,456,863

TIME DEPOSIT - 0.1%	PRINCIPAL AMOUNT
State Street Bank Time Deposit, 0.069%, 1/2/15	$137,721	137,721

Total Time Deposit (Cost $137,721)		137,721

TOTAL INVESTMENTS (Cost $87,958,700) - 99.8%		102,594,584
Other assets and liabilities, net - 0.2%		195,556
NET ASSETS - 100%		$102,790,140

FUTURES	NUMBER OF CONTRACTS	EXPIRATION DATE	UNDERLYING FACE AMOUNT AT VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
Purchased:
E-Mini S&P 500 Index	25	3/15	$2,565,500	$86,359

Sold:
E-Mini Russell 2000 Index	22	3/15	$2,641,540	($136,825)

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

NOTE A — SIGNIFICANT ACCOUNTING POLICIES
General: The Calvert Social Investment Fund is registered under the Investment Company Act of 1940 as an open-end management investment company. The Fund operates as a series fund with seven separate portfolios, three of which are reported herein: Calvert Conservative Allocation Fund ("Conservative"), Calvert Moderate Allocation Fund ("Moderate"), and Calvert Aggressive Allocation Fund ("Aggressive") (the “Funds”). The Funds are registered under the Investment Company Act of 1940 as diversified, open-end management investment companies. The operations of each series are accounted for separately. The Funds invest primarily in a combination of other Calvert equity and fixed income funds (the “Underlying Funds”). Each Fund offers Class A and Class C shares. Class A shares are sold with a maximum front-end sales charge of 4.75%. Class C shares are sold without a front-end sales charge and, with certain exceptions, will be charged a deferred sales charge on shares sold within one year of purchase. Class C shares have higher levels of expenses than Class A shares. Each class has different: (a) dividend rates, due to differences in Distribution Plan expenses and other class-specific expenses, (b) exchange privileges and (c) class-specific voting rights.
Security Valuation: Net asset value per share is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time). The Funds use independent pricing services approved by the Board of Trustees ("the Board") to value their investments wherever possible. Investments for which market quotations are not available or deemed not reliable are fair valued in good faith under the direction of the Board.
The Board has adopted Valuation Procedures (the “Procedures”) to determine the fair value of securities and other financial instruments for which market prices are not readily available or which may not be reliably priced. The Board has delegated the day-to-day responsibility for determining the fair value of assets of the Funds to Calvert Investment Management, Inc. (the “Advisor” or “Calvert”) and has provided these Procedures to govern Calvert in its valuation duties.
Calvert has chartered an internal Valuation Committee to oversee the implementation of these Procedures and to assist it in carrying out the valuation responsibilities that the Board has delegated.
The Valuation Committee meets on a regular basis to review illiquid securities and other investments which may not have readily available market prices. The Valuation Committee's fair valuation determinations are subject to review, approval and ratification by the Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined.
The Valuation Committee utilizes various methods to measure the fair value of the Funds' investments. Generally Accepted Accounting Principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 – quoted prices in active markets for identical securities
Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Funds' own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy during the period. Valuation techniques used to value the Funds' investments by major category are as follows:
Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Valuation methodologies and policies of the Underlying Funds are included in their financial statements, which are available upon request.
Short-term securities of sufficient credit quality with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

At December 31, 2014, no securities were fair valued in good faith under the direction of the Board.
The following tables summarize the market value of the Fund’s holdings as of December 31, 2014, based on the inputs used to value them:

Conservative	Valuation Inputs
Investments in Securities*	Level 1	Level 2	Level 3	Total
Mutual funds	$120,940,434	-	-	$120,940,434
Other debt obligations	-	$4,167,117	-	4,167,117
TOTAL	$120,940,434	$4,167,117	-	$125,107,551

Other financial instruments**	($61,526)	-	-	($61,526)

* For a complete listing of investments, please refer to the Schedule of Investments.
** Other financial instruments are derivative instruments not reflected in the Total Investments in the Schedule of Investments, such as futures, which are valued at the unrealized appreciation/depreciation on the instrument.
There were no transfers between levels during the period.

Moderate	Valuation Inputs
Investments in Securities*	Level 1	Level 2	Level 3	Total
Mutual funds	$218,189,742	-	-	$218,189,742
Other debt obligations	-	$2,404,761	-	2,404,761
TOTAL	$218,189,742	$2,404,761	-	$220,594,503

Other financial instruments**	($132,734)	-	-	($132,734)

* For a complete listing of investments, please refer to the Schedule of Investments.
** Other financial instruments are derivative instruments not reflected in the Total Investments in the Schedule of Investments, such as futures, which are valued at the unrealized appreciation/depreciation on the instrument.
There were no transfers between levels during the period.

Aggressive	Valuation Inputs
Investments in Securities*	Level 1	Level 2	Level 3	Total
Mutual funds	$102,456,863	-	-	$102,456,863
Other debt obligations	-	$137,721	-	137,721
TOTAL	$102,456,863	$137,721	-	$102,594,584

Other financial instruments**	($50,466)	-	-	($50,466)

* For a complete listing of investments, please refer to the Schedule of Investments.
** Other financial instruments are derivative instruments not reflected in the Total Investments in the Schedule of Investments, such as futures, which are valued at the unrealized appreciation/depreciation on the instrument.
There were no transfers between levels during the period.

Futures Contracts: The Funds may purchase and sell futures contracts to facilitate the periodic rebalancing of the portfolios in order to maintain their target asset allocation, to make tactical asset allocations, and to assist in managing cash. These futures contracts may include, but are not limited to, futures contracts based on U.S. Government obligations and market index futures contracts. The Funds may enter into futures contracts agreeing to buy or sell a financial instrument for a set price at a future date. Initial margin deposits of either cash or securities as required by the broker are made upon entering into the contract. While the contract is open, daily variation margin payments are made to or received from the broker reflecting the daily change in market value of the contract and are recorded for financial reporting purposes as unrealized gains or losses by the Funds. When a futures contract is closed, a realized gain or loss is recorded equal to the difference between the opening and closing value of the contract. The risks associated with entering into futures contracts may include the possible illiquidity of the secondary market which would limit the Funds' ability to close out a futures contract prior to the settlement date, an imperfect correlation between the value of the contracts and the underlying financial instruments, or that the counterparty will fail to perform its obligations under the contracts' terms. Futures contracts are designed by boards of trade which are designated “contracts markets” by the Commodities Futures Trading Commission. Futures contracts trade on the contracts markets in a manner that is similar to the way a stock trades on a stock exchange and the boards of trade, through their clearing corporations, guarantee the futures contracts against default. As a result, there is minimal counterparty credit risk to the Funds. During the period, the Funds used market index futures contracts as a substitute for direct investment in particular asset classes to implement tactical asset allocation decisions. The Funds’ futures contracts at period end are presented in the Schedules of Investments.
During the period ended December 31, 2014, Conservative invested in E-Mini S&P 500 Index and E-Mini Russell 2000 Index futures. The volume of outstanding contracts has varied throughout the period with a weighted average of 3 contracts and $5,804 weighted average notional value.
During the period ended December 31, 2014, Moderate invested in E-Mini S&P 500 Index and E-Mini Russell 2000 Index futures. The volume of outstanding contracts has varied throughout the period with a weighted average of 8 contracts and $11,206 weighted average notional value.
During the period ended December 31, 2014, Aggressive invested in E-Mini S&P 500 Index and E-Mini Russell 2000 Index futures. The volume of outstanding contracts has varied throughout the period with a weighted average of 3 contracts and $4,297 weighted average notional value.
Security Transactions and Net Investment Income: Security transactions, normally purchases and sales of shares of the Underlying Funds, are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis. Income and capital gain distributions from the Underlying Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned. Investment income and realized and unrealized gains and losses are allocated to separate classes of shares based upon the relative net assets of each class. Expenses arising in connection with a specific class are charged directly to that class. Expenses common to the classes are allocated to each class in proportion to their relative net assets.
Distributions to Shareholders: Distributions to shareholders are recorded by the Funds on ex-dividend date. Dividends from net investment income are paid quarterly. Distributions from net realized capital gains, if any, are paid at least annually. Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles; accordingly, periodic reclassifications are made within the Funds’ capital accounts to reflect income and gains available for distribution under income tax regulations.
Estimates: The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reported period. Actual results could differ from those estimates.
Redemption Fees: The Funds charge a 2% redemption fee on redemptions, including exchanges, made within 30 days of purchase in the same Fund. The redemption fee is accounted for as an addition to paid-in capital. This fee was eliminated effective February 2, 2015.

Federal Income Taxes: No provision for federal income or excise tax is required since the Funds intend to continue to qualify as regulated investment companies under the Internal Revenue Code and to distribute substantially all taxable earnings.
Management has analyzed the Funds' tax positions taken for all open federal income tax years and has concluded that no provision for federal income tax is required in the Funds' financial statements. A Fund’s federal tax return is subject to examination by the Internal Revenue Service for a period of three years.

NOTE B – TAX INFORMATION
The following table presents the cost of investments for federal income tax purposes and the components of net unrealized appreciation (depreciation) at December 31, 2014:

	Conservative	Moderate	Aggressive
Federal income tax cost of investments	$121,257,756	$203,215,204	$93,726,757
Unrealized appreciation	$3,945,637	$19,534,562	$11,162,679
Unrealized depreciation	(95,842)	(2,155,263)	(2,294,852)
Net unrealized appreciation/ (depreciation)	$3,849,795	$17,379,299	$8,867,827
The Funds did not have capital loss carryforwards as of September 30, 2014, their most recent fiscal year end.

Item 2. Controls and Procedures.

(a)    The principal executive and financial officers concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Exchange Act, as of a date within 90 days of the filing date of this report.

(b)    There was no change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).

Filed herewith.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CALVERT SOCIAL INVESTMENT FUND

By:    /s/ John H. Streur, Jr.
    John H. Streur, Jr.
    President – Principal Executive Officer
Date:    February 27, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ John H. Streur, Jr.
    John H. Streur, Jr.
    President – Principal Executive Officer
Date:    February 27, 2015

/s/ Robert J. Enderson
    Robert J. Enderson
    Assistant Treasurer -- Principal Financial Officer
Date:    February 27, 2015